UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PNC Global Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, DE	19808
(Address of principal executive offices)	(Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2009

Date of reporting period: June 30, 2009

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT	June 30, 2009

Dear Fellow Shareholders:

The past fiscal year was one of true historical significance. In our semi-annual report, we discussed the descent and demise of a number of our best known financial institutions. With these events came the extraordinary dysfunction in the credit markets and the fear of dire economic consequences here and around the world. In 2009, we have experienced the real world impact of a nearly non-functioning credit system. Consumer and business spending has fallen sharply, while inventories continue to be liquidated. Unemployment has reached a 25 year high and corporate profits have been diminshed. The stock market reflected these negative fundamentals, declining 25% from year end 2008 to early March of this year.

The stock market story since then, however, has been very different, with the S&P 500 increasing 36% from early March to the end of June. The rapidity of the rally left most investors shaking their heads, not able to tie the jump to a corresponding amount of positive economic news. In retrospect, it is clear that the unprecedented government involvement in the banking system, as well as the intervention in the Chrysler and GM bankruptcies, has lead investors to now assign a low probability to a complete economic meltdown. The apparent reaction of the stock and credit markets was not so much to positive news, but to lessening concern regarding the worst case outcome. Despite greater calm and, perhaps, more appropriate pricing in the financial markets, the question remains, “Where do we go from here?”

We believe that there are many reasons to feel better about the outlook today than at any point over the past nine months. While the “stress test” process was not without its flaws, it did lift some uncertainty and allow many entities to raise equity capital. Over $100 billion of new equity was raised in the second quarter, with financial institutions accounting for approximately half of the total. This reopening of the equity financing markets was one of the most significant developments during the quarter, as it allowed the banks, in particular, to begin the healing process. Additionally, the Federal Reserve’s zero interest rate policy has resulted in a steep yield curve which is contributing to robust pre-provision earnings for most banks. These earnings and a rebound in some aspects of their business, such as underwriting, are providing them with more financial flexibility to absorb current and future loan losses. Before the economy could trough, it was critically important that confidence be restored to the domestic banking system and we believe it has largely been accomplished. In hindsight, it is no coincidence that the equity markets bottomed on the day the CEO of Citigroup announced the bank was profitable in the first two months of the year, and numerous economic market indicators have improved since that date as well. These range from a slower pace of layoffs and unemployment claims, to tighter credit spreads. Although access to bank credit is still restrained and expensive, the narrowing credit spreads have allowed the public markets to fill some of the void. In the second quarter, over $300 billion of investment grade debt and nearly $50 billion of high yield debt was issued. The liquidity squeeze that caused a near lock down of our economy appears to have abated.

Companies seem to be in the process of transitioning back to managing their businesses with a view towards the future rather than doing all they could to conserve liquidity and rapidly downsize. The multiplier effect that created the severe downturn may work in the opposite direction as inventories are gradually replenished and spending restored. Some of the cost actions are remarkable, such as 30-50% reductions in plant and labor for either specific product lines or entire divisions. Embracing the motto “don’t waste a good crisis,” management teams seem more empowered to make the difficult decisions that probably should have been addressed years ago. One of the other positive developments during the second quarter was the release of first quarter earnings, which on balance came in better than initially feared, largely due to aggressive cost actions. The next test for the equity markets is approaching with second quarter earnings. Expectations are likely not going to be as subdued as they were a few months ago, and companies will need to either demonstrate some sequential improvement or revalidate their ultimate earnings power resulting from cost restructuring activities. It will be important to stay vigilant for signs of price erosion since, notwithstanding the downsizing trends, excess capacity still exists in many industries and price wars could develop.

We remain circumspect regarding consumers’ ability to provide the usual spark to the economy. Tax refunds have come and gone, financial leverage remains high, consumer net worth is depressed, job insecurity abounds and there is uncertainty regarding future taxation and health care costs. Additionally, while many household expenses are down year over year, the rebound in energy prices provides a psychological hurdle. Consumers are saving more and will likely continue to do so. While the Federal government seeks to fill the void, we are creating massive budget deficits that could run a trillion dollars or more for many years. We are truly mortgaging our future. Beyond the Federal government, the state governments are in difficult straits. Forty-seven are running budget deficits and California is issuing IOUs to pay its bills. Sixteen states have raised taxes and seventeen more are considering doing the same. It seems inevitable that taxes of all sorts will be going up for years to come. Policy decisions in the form of taxation, regulation, health care reform, environment (cap & trade) and trade all present enormous challenges for our society and risks for our markets over the coming year. The not-so-invisible hand that has helped stem the erosion could easily trigger unintended or unforeseen consequences that could derail this recovery.

Barring wide-spread price deflation or major policy mistakes, we expect the economy to continue to recover and provide a reasonable backdrop for the equity markets. Although some commodity inflation may continue to emerge, such as we have seen with oil and copper, we believe that low capacity utilization, slack labor and real estate markets will keep a lid on core inflation for some time. In an interconnected world, it can be difficult to trace the cause, effect and unintended consequences of policy and market activities. While the United States has become a substantial debtor nation, many of our trading partners are enjoying huge surpluses. Many now interpret events occurring in Beijing as being as relevant as what happens in New York or Washington. China’s stimulus has been a key contributor to dampening the global downturn and providing a lift to many markets during the quarter. As the biggest marginal buyer of most commodities, we expect that China’s market impact will present both opportunities and frustrations for investors and consumers of most materials. Also, as the second largest foreign holder of U.S. Government securities, we expect that China will exercise increasing influence on our interest rates and currency. U.S. Treasury Secretary Geithner’s recent trip to China was a clear validation of its economic stature, which has been enhanced by the global recession. We, and the rest of the world, need China to continue growing, but it likely will create a lot of volatility in many markets.

CRM Small Cap Value Fund returned -20.79% and -20.61% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to -25.24% for the Russell 2000 Value Index. ARRIS Group, Inc., Bally Technologies, Inc., Brink’s Home Security Holdings, Inc., First Horizon National Corporation, and Ralcorp Holdings, Inc., spanning businesses from producer durables, financials, and consumer discretionary, all contributed to the Fund’s performance. Barnes Group, DuPont Fabros Technology, Protective Life Corporation, Rockwood Holdings, and Ticketmaster Entertainment, which are producer durables, technology, financials, materials, and consumer discretionary stocks, respectively, detracted from the Fund’s performance for the year.

CRM Small/Mid Cap Value Fund returned -22.08% and -21.86% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to -26.24% for the Russell 2500 Value Index. Companies in the financial, consumer discretionary, and consumer staples industries had a positive effect on Fund performance. Companies like Advance Auto Parts, Inc., First Horizon National Corporation, Invesco, Ralcorp Holdings, Inc., and UnionBanCal Corporation all contributed to the Fund’s results. Detractors from the Fund’s performance included Exterran Holdings, in the energy sector, as well as Protective Life Corporation in the financial industry, Questar Corporation, a utility company, Rockwood Holdings, and WABCO Holdings, Inc., an autos and transportation stock.

CRM Mid Cap Value Fund returned -23.45% and -23.34% for the past year in the Investor and Institutional Share classes, respectively, as compared to -30.52% for the Russell Midcap Value Index. The Fund’s positive returns relative to its benchmark index were aided by strong performance in a variety of sectors. State Street Corporation and UnionBanCal Corporation, each in the financials industry, contributed to performance. Advance Auto Parts, Inc., Cognizant Technology Solutions Corporation, and Dollar Tree Stores also made a positive contribution to the Fund’s performance. Detractors from the Fund’s performance included pressure pumping provider BJ Services Co., as well as Electronic Arts, Inc., Questar Corporation, Textron, and WABCO Holdings, Inc.

CRM Large Cap Opportunity Fund returned -23.40%, -23.17% and -23.19% for the past year in the Investor, Institutional and Advisor Share classes, respectively, as compared to -26.69% for the Russell 1000 Index and -29.03% for the Russell 1000 Value Index. Companies in industries ranging from financials and technology to health care had a positive effect on Fund performance. Alcon, Inc. was a contributor to performance from the health care sector and State Street Corporation was a contributor to performance from the financial industry. Analog Devices, Inc., BMC Software, Inc., and Microsoft Corporation in the technology sector provided additional contribution to performance for the year. WABCO Holdings, Inc., an autos and transportation stock, had a negative impact on performance. Additionally, Citigroup, Electronic Arts, Inc., Halliburton Company, and Questar Corporation had a negative impact on the Fund’s performance.

CRM All Cap Value Fund returned -23.39%, -23.18% and -23.15% for the past year in the Investor, Institutional and Advisor Share classes, respectively, as compared to -28.73% for the Russell 3000 Value Index and -26.56% for the Russell 3000 Index. The most significant contributors to the Fund’s performance were Alcon, Inc., ARRIS Group, Inc., BMC Software, Inc., First Horizon National Corporation, and J.B. Hunt Transport Services, Inc. On the other hand, Barnes Group, DuPont Fabros Technology, Electronic Arts, Inc., Questar Corporation, and Rockwood Holdings, had a negative impact on the Fund’s performance for the year.

CRM 130/30 Value Fund returned -23.66% and -23.53% for the past year in the Investor and Institutional classes, respectively, as compared to -26.69% for the Russell 1000 Index. Alcon, Inc., Analog Devices, Inc., Goldmas Sachs Group, Microsoft Corporation and State Street Corporation were contributors to performance form various industry sectors. Electronic Arts, Inc., Halliburton Company, Questar Corporation, Textron, and WABCO Holdings, Inc., all had a negative impact on the Fund’s performance for the year.

CRM Global Opportunity Fund returned 16.80% and 17.00% since its inception on December 31, 2008 in the Investor and Institutional classes, respectively, as compared to 6.35% for the MSCI World Index. The Fund exhibited positive impact from companies in a variety of industries including energy and consumer staples.

Dragon Oil Plc, Hypermarcas SA, Petroleo Brasileiro SA, Suncor Energy, Inc., and Tullow Oil Plc were contributors to performance. Allegheny Energy, Ingersoll-Rand, Marsh & McLennan Companies, Nintendo Co. Ltd., and Yamada Denki Co., all had a negative impact on the Fund’s performance for the period.

CRM International Opportunity Fund returned 14.30% and 14.50% since its inception on December 31, 2008 in the Investor and Institutional classes, respectively, as compared to 7.95% for the MSCI EAFE Index. Dragon Oil Plc, Hypermarcas SA, Infosys Technologies Ltd., Petroleo Brasileiro SA, and Tullow Oil Plc were contributors to performance. All America Latina Logistica, Nintendo Co. Ltd., QBE Insurance Group Ltd., United Overseas Bank Ltd., and Yamada Denki Co., Ltd., all had a negative impact on the Fund’s performance for the period.

While the broad equity market averages have trended sideways for nearly the past two months, there continue to be many inefficiencies in individual securities across most sectors. The market seems to have transitioned from a macro driven phase to a stock selection phase, which is beneficial to active management. Across our strategies, we added significant new positions in financials, energy, industrials, technology and consumer discretionary sectors during the fiscal year. Generally, we added more cyclical exposure to the strategies in each Fund by investing in companies that, we believe have strong market positions and strong balance sheets. We are unwilling to “take a chance” that highly leveraged companies in competitively challenged industries will survive what is likely to be an extended period of volatile economic activity. In our view, there is a less than sufficient premium assessed on these better-situated companies that should continue to benefit from leveraging their market positions and taking aggressive steps to further their competitive advantage. We believe that this approach could potentially lead to substantial gains upon the ultimate arrival of a true recovery.

Sincerely,

Ronald H. McGlynn

Chairman and Chief Executive Officer, Cramer Rosenthal McGlynn, LLC and

President, CRM Mutual Fund Trust

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Funds are professionally managed, while the indices are unmanaged and are not available for investment. During the period, certain fees and expenses were waived by the Funds’ service providers. Without these waivers, total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value section of this report.

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, changes and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by PFPC Distributors, Inc. King of Prussia, PA 19406.

CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2009

The following information compares the performance of the CRM Small Cap Value Fund (“Fund”) with the performance of the Russell 2000 Index and Russell 2000 Value Index. The Russell 2000 Index is an unmanaged, capitalization-weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessors, CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005, and CRM Funds — Small Cap Value Fund, for periods prior to November 1, 1999. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small Cap Value Fund — Investor Shares vs. Russell 2000 Index and

Russell 2000 Value Index1

Expense Ratio (per prospectus dated 10/28/08): 1.11%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

This line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2009

CRM Small Cap Value Fund — Institutional Shares vs. Russell 2000 Index and

Russell 2000 Value Index1

Expense Ratio (per prospectus dated 10/28/08): 0.86%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2009

The following information compares the performance of the CRM Small/Mid Cap Value Fund (“Fund”) with the performance of the Russell 2500 Index, Russell 2500 Value Index and Standard & Poor’s MidCap 400/Citigroup Value Index (“S&P MidCap 400/Citigroup Value Index”). The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The S&P MidCap 400/Citigroup Value Index measures the performance of the mid-capitalization sector of the U.S. equity market. It is a subset of the Standard & Poor’s 400 Index and consists of those companies exhibiting the strongest value characteristics within the Standard & Poor’s 400 Index. Total return for the Fund includes performance of the Fund’s predecessor, CRM Small/Mid Cap Value Fund (a series of WT Mutual Fund), for periods from September 1, 2004 (commencement of operations) through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small/Mid Cap Value Fund — Investor Shares vs. Russell 2500 Index,

Russell 2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

Expense Ratio (per prospectus dated 10/28/08): 1.24%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Investor Shares’ inception on September 1, 2004.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2009

CRM Small/Mid Cap Value Fund — Institutional Shares vs. Russell 2500 Index, Russell

2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

Expense Ratio (per prospectus dated 10/28/08): 0.99%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Institutional Shares’ inception on September 1, 2004.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2009

The following information compares the performance of the CRM Mid Cap Value Fund (“Fund”) with the performance of the Russell Midcap Index and Russell Midcap Value Index. The Russell Midcap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessors, CRM Mid Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005, and CRM Funds — Mid Cap Value Fund, for periods prior to November 1, 1999. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because the Fund invests in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Mid Cap Value Fund — Investor Shares vs. Russell Midcap Index and

Russell Midcap Value Index1

Expense Ratio (per prospectus dated 10/28/08): 1.06%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Investor Shares’ inception on September 20, 2000.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2009

CRM Mid Cap Value Fund — Institutional Shares vs. Russell Midcap Index and

Russell Midcap Value Index1

Expense Ratio (per prospectus dated 10/28/08): 0.81%

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

This line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2009

The following information compares the performance of the CRM Large Cap Opportunity Fund (“Fund”) with the performance of the Russell 1000 Index and Russell 1000 Value Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because, while the Fund invests in large capitalization companies, the Fund may also invest in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Large Cap Opportunity Fund — Investor Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

Expense Ratios (per prospectus dated 10/28/08) - Gross: 1.57% Net: 1.50%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Investor Shares’ inception on December 1, 2005.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2009

CRM Large Cap Opportunity Fund — Institutional Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

Expense Ratios (per prospectus dated 10/28/08) - Gross: 1.32% Net: 1.25%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Institutional Shares’ inception on December 1, 2005.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2009

CRM Large Cap Opportunity Fund — Advisor Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

Expense Ratios (per prospectus dated 10/28/08) - Gross: 1.82% Net: 1.75%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Advisor Shares’ inception on October 24, 2006.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Advisor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.75% of average net assets.

The line graph for Advisor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2009

The following information compares the performance of the CRM All Cap Value Fund (“Fund”) with the performance of the Russell 3000 Index and the Russell 3000 Value Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies. The Russell 3000 Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because, while the Fund may invest in large capitalization companies, the Fund may also invest in small and mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM All Cap Value Fund — Investor Shares vs. Russell 3000 Index and

Russell 3000 Value Index1

Expense Ratios (per prospectus dated 10/28/08) - Gross: 4.03% Net: 1.50%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Investor Shares’ inception on October 24, 2006.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2009

CRM All Cap Value Fund — Institutional Shares vs. Russell 3000 Index and

Russell 3000 Value Index1

Expense Ratios (per prospectus dated 10/28/08) - Gross: 3.78% Net: 1.25%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Institutional Shares’ inception on October 24, 2006.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2009

CRM All Cap Value Fund — Advisor Shares vs. Russell 3000 Index and

Russell 3000 Value Index1

Expense Ratios (per prospectus dated 10/28/08) - Gross: 4.28% Net: 1.75%4

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Advisor Shares’ inception on October 24, 2006.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Advisor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.75% of average net assets.

The line graph for Advisor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2009

The following information compares the performance of the CRM 130/30 Value Fund (“Fund”) with the performance of the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

The Fund will normally seek to hold long positions in equity and equity related securities equal in value to approximately 130% of the Fund’s net assets and short positions equal in value to approximately 30% of the Fund’s net assets. Short sales involve significant risks, including the risk that the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Short sales involve borrowing securities and then selling them, which may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow.

CRM 130/30 Value Fund — Investor Shares vs. Russell 1000 Index1

Expense Ratios (per prospectus dated 10/28/08) - Gross: 5.36% Net: 2.85%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Investor Shares’ inception on December 31, 2007.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest (“interest” includes interest expense on borrowing), exceed 2.00% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2009

CRM 130/30 Value Fund — Institutional Shares vs. Russell 1000 Index1

Expense Ratios (per prospectus dated 10/28/08) - Gross: 5.11% Net: 2.60%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Institutional Shares’ inception on December 31, 2007.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest (“interest” includes interest expense on borrowing), exceed 1.75% of average net assets.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2009

The following information compares the performance of the CRM Global Opportunity Fund (“Fund”) with the performance of the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Investing in foreign securities involves risks which may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, and political, financial or social instability and other adverse economic or political developments. These risks are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country.

CRM Global Opportunity Fund — Investor Shares vs. MSCI World Index1

Expense Ratios (per prospectus dated 12/22/08) - Gross: 1.74% Net: 1.50%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2009

CRM Global Opportunity Fund — Institutional Shares vs. MSCI World Index1

Expense Ratios (per prospectus dated 12/22/08) - Gross: 1.49% Net: 1.25%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Institutional Shares’ inception on December 31, 2008.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE

JUNE 30, 2009

The following information compares the performance of the CRM International Opportunity Fund (“Fund”) with the performance of the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below tables and graphs does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Investing in foreign securities involves risks which may include nationalization or expropriation of assets, illiquid foreign securities markets, confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, and political, financial or social instability and other adverse economic or political developments. These risks are generally greater in emerging markets, or to the extent that the Fund invests significantly in one region or country.

CRM International Opportunity Fund — Investor Shares vs. MSCI EAFE Index1

Expense Ratios (per prospectus dated 12/22/08) - Gross: 1.75% Net: 1.50%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Investor Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.50% of average net assets.

The line graph for Investor Shares shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

COMPARISON OF CHANGE IN VALUE (Continued)

JUNE 30, 2009

CRM International Opportunity Fund — Institutional Shares vs. MSCI EAFE Index1

Expense Ratios (per prospectus dated 12/22/08) - Gross: 1.50% Net: 1.25%4

[1]	The Fund is professionally managed, while the index is unmanaged and is not available for investment.

[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.

[3]	Return calculated since the Investor Shares’ inception on December 31, 2008.

[4]

The investment adviser has contractually agreed to waive its fees and reimburse the Fund’s expenses through November 1, 2010 to the extent that the total annual operating expenses of Institutional Shares, excluding taxes, extraordinary expenses, brokerage commissions and interest, exceed 1.25% of average net assets.

This line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883. The Fund’s expense ratio may fluctuate over time, and vary from the Fund’s expenses for the period covered by this report.

CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period January 1, 2009 to June 30, 2009

Expense Table

Fund/Class	Beginning Account Value 01/01/09	Ending Account Value 06/30/09	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,051.10	1.11%	$5.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.22	1.11%	$5.57

CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Continued)

Fund/Class	Beginning Account Value 01/01/09	Ending Account Value 06/30/09	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,052.00	0.86%	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	0.86%	$4.32
CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,055.60	1.20%	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.77	1.20%	$6.02
CRM Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,057.40	0.97%	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.92	0.97%	$4.87
CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,081.50	1.10%	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.27	1.10%	$5.52
CRM Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,082.30	0.85%	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	0.85%	$4.27
CRM Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,055.10	1.31%	$6.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.22	1.31%	$6.58
CRM Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,056.30	1.05%	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.52	1.05%	$5.27
CRM Large Cap Opportunity Fund - Advisor Shares[2]
Actual Fund Return	$1,000.00	$1,056.40	1.06%	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.47	1.06%	$5.32
CRM All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,108.30	1.50%	$7.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	1.50%	$7.53
CRM All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,109.80	1.25%	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.25%	$6.28
CRM All Cap Value Fund - Advisor Shares[2]
Actual Fund Return	$1,000.00	$1,111.30	1.25%	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.25%	$6.28

CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Continued)

Fund/Class	Beginning Account Value 01/01/09	Ending Account Value 06/30/09	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM 130/30 Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,060.60	2.13%	$10.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.10	2.13%	$10.69
CRM 130/30 Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,062.00	1.88%	$9.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.36	1.88%	$9.44
CRM Global Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,168.00	1.50%	$8.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	1.50%	$7.53
CRM Global Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,170.00	1.25%	$6.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.25%	$6.28
CRM International Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,143.00	1.50%	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	1.50%	$7.53
CRM International Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,145.00	1.25%	$6.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.25%	$6.28

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[2]	The annualized expense ratio for Advisor Shares reflects that the Funds did not pay distribution fees during the period from January 1, 2009 - June 30, 2009.

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

June 30, 2009

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

Small Cap Value Fund
Common Stock
Information Technology	24.5%
Industrials	19.9
Financials	16.4
Health Care	10.0
Consumer Discretionary	8.8
Consumer Staples	5.3
Utilities	4.6
Materials	3.9
Telecommunication Services	2.1
Energy	0.8
Short-Term Investments	3.7

100.0%

Small/Mid Cap Value Fund
Common Stock
Financials	18.6%
Information Technology	18.2
Industrials	16.8
Health Care	10.5
Consumer Discretionary	9.2
Consumer Staples	6.2
Utilities	5.9
Materials	5.7
Energy	3.3
Short-Term Investments	5.6

100.0%

Mid Cap Value Fund
Common Stock
Information Technology	20.8%
Financials	16.5
Industrials	14.9
Consumer Discretionary	11.5
Health Care	11.1
Utilities	8.7
Energy	4.2
Consumer Staples	4.1
Materials	3.7
Short-Term Investments	4.5
U.S. Treasury Obligation	0.0

100.0%

Large Cap Opportunity Fund
Common Stock
Information Technology	20.2%
Financials	15.1
Health Care	12.4
Industrials	10.7
Consumer Staples	10.6
Energy	10.0
Consumer Discretionary	8.6
Utilities	4.3
Materials	2.5
Short-Term Investments	5.6

100.0%

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Continued)

All Cap Value Fund
Common Stock
Information Technology	21.4%
Financials	19.3
Health Care	15.3
Industrials	14.2
Energy	9.5
Consumer Staples	8.1
Consumer Discretionary	3.2
Materials	2.5
Utilities	2.0
Short-Term Investments	4.5

100.0%

130/30 Value Fund
Common Stock
Information Technology	23.4%
Financials	17.2
Health Care	13.8
Consumer Staples	12.1
Industrials	11.9
Energy	11.6
Consumer Discretionary	9.9
Utilities	4.8
Materials	2.9
Short-Term Investments	7.7
Securities Sold Short
Common Stock
Financials	(0.9)
Energy	(1.2)
Consumer Discretionary	(1.5)
Consumer Staples	(1.7)
Industrials	(1.7)
Information Technology	(2.5)
Health Care	(3.1)
Exchange-Traded Funds	(2.7)

100.0%

Global Opportunity Fund
Common Stock
Financials	17.2%
Energy	15.6
Materials	13.1
Industrials	11.0
Information Technology	10.8
Consumer Staples	9.9
Health Care	8.5
Consumer Discretionary	7.3
Telecommunication Services	2.8
Preferred Stock
Energy	1.2
Short-Term Investments	2.6

100.0%

Country Allocation
Common Stock
United States	39.8%
United Kingdom	13.4
Germany	7.7
Switzerland	6.2
Brazil	5.6
Japan	5.2
South Africa	3.5
Canada	3.5
Netherlands	2.9
Ireland	1.6
Australia	1.6
Belgium/Luxembourg	1.5
India	1.3
Taiwan	1.2
France	1.2
Preferred Stock
Brazil	1.2
Short-Term Investments	2.6

100.0%

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Continued)

International Opportunity Fund
Common Stock
Materials	17.0%
Energy	16.0
Financials	15.6
Consumer Staples	11.2
Industrials	10.3
Information Technology	8.6
Health Care	8.3
Consumer Discretionary	5.3
Telecommunication Services	2.8
Preferred Stock
Energy	1.6
Right	0.0
Short-Term Investments	3.3

100.0%

Country Allocation
Common Stock
United Kingdom	19.1%
Japan	16.6
Germany	10.5
Switzerland	10.3
France	8.7
Brazil	6.5
South Africa	5.0
Netherlands	4.6
Canada	4.5
Ireland	1.9
Australia	1.6
Belgium/Luxembourg	1.6
India	1.5
Bermuda	1.4
Taiwan	1.3
Preferred Stock
Brazil	1.6
Right	0.0
Short-Term Investments	3.3

100.0%

Portfolio holdings are subject to change at any time.

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

Shares		Value
Common Stock — 96.2%
Consumer Discretionary — 8.8%
Automobiles & Components — 0.4%
109,900	WABCO Holdings, Inc.	$1,945,230

Consumer Durables & Apparel — 0.9%
814,300	Callaway Golf Co.	4,128,501

Consumer Services — 6.5%
304,500	Bally Technologies, Inc.[1]	9,110,640
167,600	Brink’s Home Security Holdings, Inc.[1]	4,744,756
1,302,600	CKE Restaurants, Inc.	11,046,048
226,500	International Speedway Corp., — Class A	5,800,665

		30,702,109

Retailing — 1.0%
189,800	Children’s Place Retail Stores, Inc. (The)[1]	5,016,414

Total Consumer Discretionary		41,792,254

Consumer Staples — 5.3%
Food, Beverage & Tobacco — 5.3%
413,700	Lance, Inc.	9,568,881
251,450	Ralcorp Holdings, Inc.[1]	15,318,335

Total Consumer Staples		24,887,216

Energy — 0.9%
97,345	Range Resources Corp.	4,031,056

Total Energy		4,031,056

Financials — 16.4%
Banks — 10.7%
728,200	Brookline Bancorp, Inc.	6,786,824
816,398	First Horizon National Corp.[1]	9,796,775
1,389,800	FNB Corp.	8,602,862
1,334,000	Investors Bancorp, Inc.[1]	12,219,440
345,300	Kearny Financial Corp.	3,950,232
737,600	Washington Federal, Inc.	9,588,800

		50,944,933

Diversified Financials — 2.5%
298,200	Legg Mason, Inc.	7,270,116
94,200	Stifel Financial Corp.[1]	4,530,078

		11,800,194

Insurance — 3.2%
284,162	Max Capital Group Ltd.	5,245,631
342,100	Platinum Underwriters Holdings Ltd.	9,780,639

		15,026,270

Total Financials		77,771,397

Health Care — 10.0%
Health Care Equipment & Services — 8.4%
392,400	Cooper Cos., Inc. (The)	9,704,052
646,600	Cyberonics, Inc.[1]	10,752,958
144,650	Edwards Lifesciences Corp.[1]	9,840,539
215,900	Owens & Minor, Inc.	9,460,738

		39,758,287

Pharmaceuticals & Biotechnology — 1.6%
477,100	BioMarin Pharmaceutical, Inc.[1,2]	7,447,531

Total Health Care		47,205,818

Industrials — 19.8%
Capital Goods — 5.8%
281,500	A. O. Smith Corp.	9,168,455
355,200	Moog, Inc. — Class A1	9,167,712
461,200	RBC Bearings, Inc.[1]	9,431,540

		27,767,707

Commercial Services & Supplies — 9.0%
200,900	Copart, Inc.[1]	6,965,203
407,715	G & K Services, Inc. — Class A	8,623,172
746,300	GEO Group, Inc. (The)[1]	13,866,254
711,000	Korn/Ferry International[1]	7,565,040
147,600	Watson Wyatt Worldwide, Inc. — Class A	5,539,428

		42,559,097

Transportation — 5.0%
374,700	Genesee & Wyoming, Inc., — Class A1	9,933,297
307,600	HUB Group, Inc. — Class A1	6,348,864
232,320	Kirby Corp.[1]	7,385,453

		23,667,614

Total Industrials		93,994,418

Information Technology — 24.4%
Semiconductors & Semiconductor Components — 2.7%
1,817,400	Atmel Corp.[1]	6,778,902
249,500	Varian Semiconductor Equipment Associates Inc.[1]	5,985,505

		12,764,407

Software & Services — 11.4%
459,300	Euronet Worldwide, Inc.[1]	8,905,827
483,400	IAC/InterActiveCorp.[1]	7,758,570
781,000	Informatica Corp.[1]	13,425,390
2,100	LogMein, Inc.[1]	33,600
566,000	S1 Corp.[1]	3,905,400
1,902,213	SkillSoft PLC, ADR[1,2,3,4]	14,837,261
362,400	TeleTech Holdings, Inc.[1]	5,490,360

		54,356,408

Technology Hardware & Equipment — 10.3%
721,200	ARRIS Group, Inc.[1]	8,769,792
2,093,600	Brightpoint, Inc.[1]	13,126,872
549,200	Checkpoint Systems, Inc.[1]	8,616,948
197,700	CommScope Inc.[1]	5,191,602
431,800	DG FastChannel, Inc.[1]	7,901,940

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2009

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
394,400	Intermec, Inc.[1]	$5,087,760

		48,694,914

Total Information Technology		115,815,729

Materials — 3.9%
371,800	Calgon Carbon Corp.[1]	5,164,302
188,921	Greif, Inc. — Class A	8,354,087
310,800	Packaging Corp. of America	5,034,960

Total Materials		18,553,349

Telecommunication Services — 2.1%
633,754	Syniverse Holdings, Inc.[1]	10,159,077

Total Telecommunication Services		10,159,077

Utilities — 4.6%
448,900	Cleco Corp.	10,064,338
329,564	El Paso Electric Co.[1]	4,600,713
313,000	NorthWestern Corp.	7,123,880

Total Utilities		21,788,931

Total Common Stock (Cost $434,402,388)		455,999,245

Short-Term Investments — 3.7%
8,706,786	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	8,706,786
8,706,786	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	8,706,786

Total Short-Term Investments (Cost $17,413,572)		17,413,572

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.9% (Cost $451,815,960)		473,412,817

Short-Term Investments Held As Collateral For Loaned Securities — 0.3%
Institutional Money Market Trust
1,666,576	Institutional Money Market Trust
(Cost $1,666,576)		1,666,576

Total Investments — 100.2% (Cost $453,482,536)		475,079,393	[5]
Liabilities in Excess of Other Assets — (0.2%)		(977,473)

Total Net Assets — 100.0%		$474,101,920

Summary of inputs used to value the Fund’s investments as of June 30, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$455,999,245	$455,999,245	—	—
Short-Term Investments	17,413,572	17,413,572	—	—
Short-Term Investments Held as Collateral for Loaned Securities	1,666,576	1,666,576	—	—

Total	$475,079,393	$475,079,393	$—	$—

[1]	Non-income producing security.

[2]	Security partially or fully on loan.

[3]	ADR — American Depository Receipt.

[4]	PLC — Public Limited Company.

[5]

At June 30, 2009, the market value of securities on loan for the Small Cap Value Fund was $1,627,186. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. See Note 5 in Notes to Financial Statements.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

Shares		Value
Common Stock — 81.4%
Consumer Discretionary — 7.9%
Automobiles & Components — 0.6%
111,133	WABCO Holdings, Inc.	$1,967,054

Consumer Durables & Apparel — 2.2%
282,200	Callaway Golf Co.	1,430,754
321,500	Mattel, Inc.	5,160,075

		6,590,829

Consumer Services — 2.2%
83,200	Bally Technologies, Inc.[1]	2,489,344
235,900	Burger King Holdings, Inc.	4,073,993

		6,563,337

Retailing — 2.9%
115,100	Advance Auto Parts, Inc.	4,775,499
73,600	Sherwin-Williams Co. (The)	3,956,000

		8,731,499

Total Consumer Discretionary		23,852,719

Consumer Staples — 5.4%
Food, Beverage & Tobacco — 5.4%
107,700	J.M. Smucker Co. (The)	5,240,682
88,100	McCormick & Co., Inc.	2,865,893
134,100	Ralcorp Holdings, Inc.[1]	8,169,372

Total Consumer Staples		16,275,947

Energy — 2.9%
321,500	Denbury Resources Inc.[1]	4,735,695
150,300	Dresser-Rand Group, Inc.[1]	3,922,830

Total Energy		8,658,525

Financials — 16.1%
Banks — 8.1%
451,176	First Horizon National Corp.[1]	5,414,110
575,400	KeyCorp	3,015,096
440,880	People’s United Financial, Inc.	6,630,835
332,300	SunTrust Banks, Inc.	5,466,335
368,500	TFS Financial Corp.	3,913,470

		24,439,846

Diversified Financials — 3.0%
186,500	Lazard Ltd. — Class A	5,020,580
169,000	Legg Mason, Inc.	4,120,220

		9,140,800

Insurance — 5.0%
254,600	Fidelity National Financial, Inc., Class A	3,444,738
55,800	Max Capital Group Ltd.	1,030,068
79,200	PartnerRe Ltd.	5,144,040
185,500	Platinum Underwriters Holdings Ltd.	5,303,445

		14,922,291

Total Financials		48,502,937

Health Care — 9.0%
Health Care Equipment & Services — 7.6%
108,100	C.R. Bard, Inc.	8,048,045
212,100	Cooper Cos., Inc. (The)	5,245,233
78,300	Edwards Lifesciences Corp.[1]	5,326,749
306,800	Hologic, Inc.[1]	4,365,764

		22,985,791

Pharmaceuticals & Biotechnology — 1.4%
272,800	BioMarin Pharmaceutical, Inc.[1]	4,258,408

Total Health Care		27,244,199

Industrials — 14.4%
Capital Goods — 4.5%
115,600	Goodrich Corp.	5,776,532
129,300	Lennox International, Inc.	4,151,823
146,900	Moog, Inc. — Class A1	3,791,489

		13,719,844

Commercial Services & Supplies — 8.6%
118,600	Copart, Inc.[1]	4,111,862
375,900	Corrections Corp. of America[1]	6,386,541
75,600	Dun & Bradstreet Corp. (The)	6,139,476
74,900	FTI Consulting, Inc.[1]	3,798,928
60,600	Manpower, Inc.	2,565,804
80,500	Watson Wyatt Worldwide, Inc. — Class A	3,021,165

		26,023,776

Transportation — 1.3%
126,300	J.B. Hunt Transport Services, Inc.	3,855,939

Total Industrials		43,599,559

Information Technology — 15.7%
Semiconductors & Semiconductor Components — 5.1%
154,800	Analog Devices, Inc.	3,835,944
873,340	LSI Corp.[1]	3,982,430
615,700	ON Semiconductor Corp.[1]	4,223,702
137,300	Varian Semiconductor Equipment Associates Inc.[1]	3,293,827

		15,335,903

Software & Services — 8.0%
211,500	BMC Software, Inc.[1]	7,146,585
185,500	Cognizant Technology Solutions Corp. — Class A1	4,952,850
134,100	Fidelity National Information Services, Inc.	2,676,636
300,000	IAC/InterActiveCorp.[1]	4,815,000
1,100	LogMein, Inc.[1]	17,600
386,440	Parametric Technology Corp.[1]	4,517,484

		24,126,155

Technology Hardware & Equipment — 2.6%
141,900	Amphenol Corp. — Class A	4,489,716

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2009

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
157,000	Avnet, Inc.[1]	$3,301,710

		7,791,426

Total Information Technology		47,253,484

Materials — 4.9%
145,000	Celanese Corp. — Series A	3,443,750
53,200	FMC Corp.	2,516,360
109,900	Greif, Inc. — Class A	4,859,778
86,800	Lubrizol Corp.	4,106,508

Total Materials		14,926,396

Utilities — 5.1%
128,900	Allegheny Energy, Inc.	3,306,285
323,200	CMS Energy Corp.	3,904,256
113,100	EQT Corp.	3,948,321
183,200	Northeast Utilities	4,087,192

Total Utilities		15,246,054

Total Common Stock (Cost $241,994,681)		245,559,820

Short-Term Investments — 4.8%
7,307,390	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	7,307,390
7,307,390	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	7,307,390

Total Short-Term Investments (Cost $14,614,780)		14,614,780

Total Investments — 86.2% (Cost $256,609,461)		260,174,600
Other Assets in Excess of Liabilities — 13.8%		41,529,821

Total Net Assets — 100.0%		$301,704,421

Summary of inputs used to value the Fund’s investments as of June 30, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$245,559,820	$245,559,820	—	—
Short-Term Investments	14,614,780	14,614,780	—	—

Total	$260,174,600	$260,174,600	$—	$—

[1]	Non-income producing security.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

Shares		Value
Common Stock — 95.3%
Consumer Discretionary — 11.5%
Automobiles & Components — 2.1%
1,784,700	Johnson Controls, Inc.	$38,763,684
1,355,006	WABCO Holdings, Inc.	23,983,606

		62,747,290

Consumer Durables & Apparel — 2.0%
3,741,081	Mattel, Inc.	60,044,350

Media — 4.2%
2,429,000	Liberty Media Corp. - Entertainment — Series A1	64,975,750
1,916,968	Omnicom Group, Inc.	60,537,849

		125,513,599

Retailing — 3.2%
1,275,599	Advance Auto Parts, Inc.	52,924,603
839,300	Sherwin-Williams Co. (The)	45,112,375

		98,036,978

Total Consumer Discretionary		346,342,217

Consumer Staples — 4.1%
Food, Beverage & Tobacco — 4.1%
835,511	H.J. Heinz Co.	29,827,743
1,250,947	J.M. Smucker Co. (The)	60,871,081
990,803	McCormick & Co., Inc.	32,230,821

Total Consumer Staples		122,929,645

Energy — 4.2%
1,161,800	Baker Hughes, Inc.	42,335,992
1,038,400	Hess Corp.	55,814,000
506,600	Murphy Oil Corp.	27,518,512

Total Energy		125,668,504

Financials — 16.5%
Banks — 5.9%
6,644,862	KeyCorp[2]	34,819,077
5,185,160	People’s United Financial, Inc.	77,984,806
3,859,400	SunTrust Banks, Inc.	63,487,130

		176,291,013

Diversified Financials — 6.1%
2,847,801	Bank of New York Mellon Corp. (The)	83,469,047
651,300	Capital One Financial Corp.	14,250,444
1,808,960	State Street Corp.	85,382,912

		183,102,403

Insurance — 4.5%
1,503,545	AON Corp.	56,939,250
1,268,557	Assurant, Inc.	30,559,538
2,397,431	Marsh & McLennan Cos., Inc.	48,260,286

		135,759,074

Total Financials		495,152,490

Health Care — 11.1%
Health Care Equipment & Services — 9.5%
1,266,737	C.R. Bard, Inc.	94,308,570
1,243,142	Cardinal Health, Inc.	37,977,988
3,554,522	Hologic, Inc.[1]	50,580,848
1,279,500	Stryker Corp.	50,847,330
1,235,900	Zimmer Holdings, Inc.[1]	52,649,340

		286,364,076

Pharmaceuticals & Biotechnology — 1.6%
1,175,600	Thermo Fisher Scientific, Inc.[1]	47,929,212

Total Health Care		334,293,288

Industrials — 14.8%
Capital Goods — 8.6%
1,067,100	Cummins, Inc.	37,572,591
1,309,578	Goodrich Corp.	65,439,613
564,422	Precision Castparts Corp.	41,219,739
1,559,022	Raytheon Co.	69,267,347
1,748,400	Tyco International Ltd.	45,423,432

		258,922,722

Commercial Services & Supplies — 3.3%
884,170	Dun & Bradstreet Corp. (The)	71,803,446
676,686	Manpower, Inc.	28,650,885

		100,454,331

Transportation — 2.9%
1,439,888	J.B. Hunt Transport Services, Inc.	43,959,780
1,115,600	Norfolk Southern Corp.	42,024,652

		85,984,432

Total Industrials		445,361,485

Information Technology — 20.7%
Semiconductors & Semiconductor Components — 3.1%
1,818,659	Analog Devices, Inc.	45,066,370
10,430,568	LSI Corp.[1]	47,563,390

		92,629,760

Software & Services — 13.1%
2,429,734	BMC Software, Inc.[1]	82,100,712
2,118,000	Cognizant Technology Solutions Corp. — Class A1	56,550,600
2,550,514	Electronic Arts, Inc.[1]	55,397,164
1,503,631	Fidelity National Information Services, Inc.	30,012,475
13,100	LogMein, Inc.[1]	209,600
3,993,429	Parametric Technology Corp.[1]	46,683,185
4,025,754	Western Union Co. (The)	66,022,365
3,741,600	Yahoo!, Inc.[1]	58,593,456

		395,569,557

Technology Hardware & Equipment — 4.5%
1,627,355	Amphenol Corp. — Class A	51,489,513

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2009

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
1,836,238	Avnet, Inc.[1]	$38,616,085
4,339,300	Seagate Technology	45,389,078

		135,494,676

Total Information Technology		623,693,993

Materials — 3.7%
1,151,000	Air Products & Chemicals, Inc.	74,343,090
755,300	FMC Corp.	35,725,690

Total Materials		110,068,780

Utilities — 8.7%
1,950,173	Allegheny Energy, Inc.	50,021,937
1,212,570	American Electric Power Co., Inc.	. 35,031,147
3,820,187	CMS Energy Corp.[2]	46,147,859
591,300	Entergy Corp.	45,837,576
1,005,758	PPL Corp.	33,149,784
1,240,291	Wisconsin Energy Corp.	50,492,247

Total Utilities		260,680,550

Total Common Stock (Cost $2,840,688,662)		2,864,190,952

Short-Term Investments — 4.5%
67,221,283	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	67,221,283
67,221,282	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	67,221,282

Total Short-Term Investments (Cost $134,442,565)		134,442,565

Par
U.S. Treasury Obligation — 0.0%
$500,000	U.S. Treasury Bill, 2.30%, 07/02/09
(Cost $499,971)		499,999

Shares
Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.8% (Cost $2,975,631,198)		2,999,133,516

Short-Term Investments Held As Collateral For Loaned Securities — 1.7%
Institutional Money Market Trust
51,188,600	Institutional Money Market Trust
(Cost $51,188,600)		51,188,600

Total Investments — 101.5% (Cost $3,026,819,798)		3,050,322,116	[3]
Liabilities in Excess of Other Assets — (1.5%)		(45,329,510)

Total Net Assets — 100.0%		$3,004,992,606

Summary of inputs used to value the Fund’s investments as of June 30, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$2,864,190,952	$2,864,190,952	—	—
Short-Term Investments	134,442,565	134,442,565	—	—
U.S. Treasury Obligations	499,999	—	$499,999
Short-Term Investments Held as Collateral for Loaned Securities	51,188,600	51,188,600	—	—

Total	$3,050,322,116	$3,049,822,117	$499,999	$—

[1]	Non-income producing security.

[2]	Security partially or fully on loan.

[3]

At June 30, 2009, the market value of securities on loan for the Mid Cap Value Fund was $47,264,176. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. See Note 5 in Notes to Financial Statements.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

Shares		Value
Common Stock — 95.2%
Consumer Discretionary — 8.7%
Consumer Durables & Apparel — 2.0%
72,000	Mattel, Inc.	$1,155,600

Media — 4.9%
66,600	DIRECTV Group, Inc. (The)[1]	1,645,686
38,100	Omnicom Group, Inc.	1,203,198

		2,848,884

Retailing — 1.8%
53,500	Lowe’s Cos., Inc.	1,038,435

Total Consumer Discretionary		5,042,919

Consumer Staples — 10.7%
Food & Drug Retailing — 4.1%
42,300	CVS Caremark Corp.	1,348,101
21,200	Wal-Mart Stores, Inc.	1,026,928

		2,375,029

Food, Beverage & Tobacco — 5.1%
47,950	Nestle SA, ADR[2]	1,803,879
21,100	PepsiCo, Inc.	1,159,656

		2,963,535

Household & Personal Products — 1.5%
16,900	Procter & Gamble Co.	863,590

Total Consumer Staples		6,202,154

Energy — 10.1%
17,400	Exxon Mobil Corp.	1,216,434
21,800	Hess Corp.	1,171,750
20,400	Petroleo Brasileiro SA, ADR[2]	835,992
26,600	Suncor Energy Inc.	807,044
64,400	Talisman Energy, Inc.	920,276
16,800	Total SA, ADR[2]	911,064

Total Energy		5,862,560

Financials — 15.2%
Banks — 3.0%
58,600	People’s United Financial, Inc.	881,344
35,600	Wells Fargo & Co.	863,656

		1,745,000

Diversified Financials — 9.3%
96,700	Bank of America Corp.	1,276,440
50,600	Bank of New York Mellon Corp. (The)	1,483,086
31,400	JPMorgan Chase & Co.	1,071,054
33,050	State Street Corp.	1,559,960

		5,390,540

Insurance — 2.9%
22,700	AON Corp.	859,649
41,900	Marsh & McLennan Cos., Inc.	843,447

		1,703,096

Total Financials		8,838,636

Health Care — 12.5%
Health Care Equipment & Services — 7.5%
10,500	Alcon, Inc.	1,219,260
25,200	C.R. Bard, Inc.	1,876,140
31,500	Stryker Corp.	1,251,810

		4,347,210

Pharmaceuticals & Biotechnology — 5.0%
51,800	Roche Holding AG, ADR[2]	1,766,898
28,300	Thermo Fisher Scientific, Inc.[1]	1,153,791

		2,920,689

Total Health Care		7,267,899

Industrials — 10.8%
Capital Goods — 5.8%
25,000	Goodrich Corp.	1,249,250
27,900	Raytheon Co.	1,239,597
33,200	Tyco International Ltd.	862,536

		3,351,383

Commercial Services & Supplies — 3.5%
17,200	Dun & Bradstreet Corp. (The)	1,396,812
14,800	Manpower, Inc.	626,632

		2,023,444

Transportation — 1.5%
16,900	Union Pacific Corp.	879,814

Total Industrials		6,254,641

Information Technology — 20.4%
Semiconductors & Semiconductor Components — 1.5%
34,900	Analog Devices, Inc.	864,822

Software & Services — 15.1%
46,600	BMC Software, Inc.[1]	1,574,614
48,900	Electronic Arts, Inc.[1]	1,062,108
300	LogMein, Inc.[1]	4,800
59,300	Microsoft Corp.	1,409,561
24,500	Nintendo Co. Ltd., ADR[2]	844,515
44,800	Oracle Corp.	959,616
53,600	Parametric Technology Corp.[1]	626,584
66,000	Western Union Co. (The)	1,082,400
78,000	Yahoo!, Inc.[1]	1,221,480

		8,785,678

Technology Hardware & Equipment — 3.8%
34,200	Hewlett-Packard Co.	1,321,830
18,900	QUALCOMM, Inc.	854,280

		2,176,110

Total Information Technology		11,826,610

Materials — 2.5%
22,600	Air Products & Chemicals, Inc.	1,459,734

Total Materials		1,459,734

Utilities — 4.3%
33,400	Allegheny Energy, Inc.	856,710

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2009

Shares		Value
Utilities — (continued)
12,800	Entergy Corp.	$992,256
19,300	PPL Corp.	636,128

Total Utilities		2,485,094

Total Common Stock (Cost $52,572,468)		55,240,247

Short-Term Investments — 5.7%
1,651,229	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	1,651,229
1,651,229	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	1,651,229

Total Short-Term Investments (Cost $3,302,458)		3,302,458

Total Investments — 100.9% (Cost $55,874,926)		58,542,705
Liabilities in Excess of Other Assets — (0.9%)		(496,126)

Total Net Assets — 100.0%		$58,046,579

Summary of inputs used to value the Fund’s investments as of June 30, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$55,240,247	$55,240,247	—	—
Short-Term Investments	3,302,458	3,302,458	—	—

Total	$58,542,705	$58,542,705	$—	$—

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

Shares		Value
Common Stock — 95.7%
Consumer Discretionary — 3.2%
Automobiles & Components — 1.2%
5,500	WABCO Holdings, Inc.	$97,350

Media — 2.0%
6,300	Liberty Media Corp. - Entertainment — Series A1	168,525

Total Consumer Discretionary		265,875

Consumer Staples — 8.2%
Food, Beverage & Tobacco — 8.2%
4,000	J.M. Smucker Co. (The)	194,640
6,250	Nestle SA, ADR[2]	235,125
4,200	Ralcorp Holdings, Inc.[1]	255,864

Total Consumer Staples		685,629

Energy — 9.5%
4,300	Baker Hughes, Inc.	156,692
5,500	Dresser-Rand Group, Inc.[1]	143,550
3,200	Hess Corp.	172,000
11,900	Talisman Energy, Inc.	170,051
2,900	Total SA, ADR[2]	157,267

Total Energy		799,560

Financials — 19.4%
Banks — 6.7%
14,286	First Horizon National Corp.[1]	171,430
13,950	People’s United Financial, Inc.	209,808
7,500	Wells Fargo & Co.	181,950

		563,188

Diversified Financials — 10.8%
14,600	Bank of America Corp.	192,720
6,200	Bank of New York Mellon Corp. (The)	181,722
4,200	JPMorgan Chase & Co.	143,262
6,400	Legg Mason, Inc.	156,032
4,900	State Street Corp.	231,280

		905,016

Insurance — 1.9%
7,700	Marsh & McLennan Cos., Inc.	155,001

Total Financials		1,623,205

Health Care — 15.3%
Health Care Equipment & Services — 8.8%
1,100	Alcon, Inc.	127,732
3,700	C.R. Bard, Inc.	275,465
6,900	Cooper Cos., Inc. (The)	170,637
2,400	Edwards Lifesciences Corp.[1]	163,272

		737,106

Pharmaceuticals & Biotechnology — 6.5%
8,200	BioMarin Pharmaceutical, Inc.[1]	128,002
8,100	Roche Holding AG, ADR[2]	276,291
3,500	Thermo Fisher Scientific, Inc.[1]	142,695

		546,988

Total Health Care		1,284,094

Industrials — 14.2%
Capital Goods — 5.5%
3,700	Goodrich Corp.	184,889
1,800	Precision Castparts Corp.	131,454
5,500	Tyco International Ltd.	142,890

		459,233

Commercial Services & Supplies — 5.5%
15,300	Corrections Corp. of America[1]	259,947
2,500	Dun & Bradstreet Corp. (The)	203,025

		462,972

Transportation — 3.2%
6,200	J.B. Hunt Transport Services, Inc.	189,286
1,600	Union Pacific Corp.	83,296

		272,582

Total Industrials		1,194,787

Information Technology — 21.4%
Semiconductors & Semiconductor Components — 4.0%
5,500	Analog Devices, Inc.	136,290
44,600	LSI Corp.[1]	203,376

		339,666

Software & Services — 8.2%
6,900	BMC Software, Inc.[1]	233,151
6,200	Electronic Arts, Inc.[1]	134,664
300	LogMein, Inc.[1]	4,800
12,200	Parametric Technology Corp.[1]	142,618
10,800	Yahoo!, Inc.[1]	169,128

		684,361

Technology Hardware & Equipment — 9.2%
13,900	ARRIS Group, Inc.[1]	169,024
36,200	Brightpoint, Inc.[1]	226,974
5,500	Hewlett-Packard Co.	212,575
15,700	Seagate Technology	164,222

		772,795

Total Information Technology		1,796,822

Materials — 2.5%
3,300	Air Products & Chemicals, Inc.	213,147

Total Materials		213,147

Utilities — 2.0%
2,200	Entergy Corp.	170,544

Total Utilities		170,544

Total Common Stock (Cost $7,881,117)		8,033,663

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2009

Shares		Value
Short-Term Investments — 4.5%
189,851	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$189,851
189,850	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	189,850

Total Short-Term Investments (Cost $379,701)		379,701

Total Investments — 100.2% (Cost $8,260,818)		8,413,364
Liabilities in Excess of Other Assets — (0.2%)		(20,393)

Total Net Assets — 100.0%		$8,392,971

Summary of inputs used to value the Fund’s investments as of June 30, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$8,033,663	$8,033,663	—	—
Short-Term Investments	379,701	379,701	—	—

Total	$8,413,364	$8,413,364	$—	$—

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

Shares		Value
Long Positions — 118.4%
Common Stock — 110.5%
Consumer Discretionary — 10.2%
Consumer Durables & Apparel — 2.3%
9,320	Mattel, Inc.	$149,586

Media — 5.7%
8,500	DIRECTV Group, Inc. (The)[1,2]	210,035
5,100	Omnicom Group, Inc.[2]	161,058

		371,093

Retailing — 2.2%
7,550	Lowe’s Cos., Inc.[2]	146,545

Total Consumer Discretionary		667,224

Consumer Staples — 12.4%
Food & Drug Retailing — 4.7%
5,650	CVS Caremark Corp.[2]	180,066
2,610	Wal-Mart Stores, Inc.[2]	126,428

		306,494

Food, Beverage & Tobacco — 5.9%
6,205	Nestle SA, ADR[3]	233,432
2,840	PepsiCo, Inc.[2]	156,086

		389,518

Household & Personal Products — 1.8%
2,320	Procter & Gamble Co.[2]	118,552

Total Consumer Staples		814,564

Energy — 11.9%
2,300	Exxon Mobil Corp.[2]	160,793
2,800	Hess Corp.[2]	150,500
2,850	Petroleo Brasileiro SA, ADR[2,3]	116,793
3,500	Suncor Energy Inc.[2]	106,190
8,300	Talisman Energy, Inc.[2]	118,607
2,390	Total SA, ADR[3]	129,610

Total Energy		782,493

Financials — 17.7%
Banks — 3.5%
8,010	People’s United Financial, Inc.[2]	120,470
4,450	Wells Fargo & Co.	107,957

		228,427

Diversified Financials — 10.6%
12,400	Bank of America Corp.[2]	163,680
6,500	Bank of New York Mellon Corp. (The)[2]	190,515
4,130	JPMorgan Chase & Co.[2]	140,874
4,200	State Street Corp.	198,240

		693,309

Insurance — 3.6%
3,170	AON Corp.	120,048
5,750	Marsh & McLennan Cos., Inc.	115,748

		235,796

Total Financials		1,157,532

Health Care — 14.2%
Health Care Equipment & Services — 8.5%
1,310	Alcon, Inc.	152,117
3,330	C.R. Bard, Inc.[2]	247,919
3,980	Stryker Corp.[2]	158,165

		558,201

Pharmaceuticals & Biotechnology — 5.7%
6,510	Roche Holding AG, ADR[2,3]	222,056
3,650	Thermo Fisher Scientific, Inc.[1]	148,811

		370,867

Total Health Care		929,068

Industrials — 12.2%
Capital Goods — 6.7%
3,270	Goodrich Corp.[2]	163,402
3,680	Raytheon Co.	163,503
4,190	Tyco International Ltd.	108,856

		435,761

Commercial Services & Supplies — 3.8%
2,040	Dun & Bradstreet Corp. (The)	165,668
2,040	Manpower, Inc.[2]	86,374

		252,042

Transportation — 1.7%
2,150	Union Pacific Corp.	111,929

Total Industrials		799,732

Information Technology — 24.0%
Semiconductors & Semiconductor Components — 1.8%
4,630	Analog Devices, Inc.	114,731

Software & Services — 17.8%
6,240	BMC Software, Inc.[1]	210,850
6,400	Electronic Arts, Inc.[1]	139,008
300	LogMein, Inc.[1]	4,800
7,750	Microsoft Corp.[2]	184,218
3,140	Nintendo Co. Ltd., ADR[3]	108,236
5,850	Oracle Corp.[2]	125,307
7,360	Parametric Technology Corp.[1,2]	86,038
8,800	Western Union Co. (The)	144,320
10,490	Yahoo!, Inc.[1,2]	164,273

		1,167,050

Technology Hardware & Equipment — 4.4%
4,580	Hewlett-Packard Co.	177,017
2,500	QUALCOMM, Inc.	113,000

		290,017

Total Information Technology		1,571,798

Materials — 3.0%
3,000	Air Products & Chemicals, Inc.[2]	193,770

Total Materials		193,770

Utilities — 4.9%
4,230	Allegheny Energy, Inc.	108,500

See accompanying notes.	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

Shares		Value
Utilities — (continued)
1,700	Entergy Corp.[2]	$131,784
2,490	PPL Corp.[2]	82,070

Total Utilities		322,354

Total Common Stock (Cost $7,128,591)		7,238,535

Short-Term Investments — 7.9%
257,634	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	257,634
257,634	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	257,634

Total Short-Term Investments (Cost $515,268)		515,268

Total Long Positions (Cost $7,643,859)		7,753,803

Securities Sold Short — (15.7%)
Common Stock Sold Short — (12.9%)
Consumer Discretionary — (1.6%)
Consumer Services — (0.6%)
(2,750)	Starbucks Corp.[1]	(38,198)

Retailing — (1.0%)
(840)	O’Reilly Automotive, Inc.[1]	(31,987)
(800)	Target Corp.	(31,576)

		(63,563)

Total Consumer Discretionary		(101,761)

Consumer Staples — (1.7%)
Food & Drug Retailing — (1.0%)
(1,100)	Walgreen Co.	(32,340)
(1,810)	Whole Foods Market, Inc.	(34,354)

		(66,694)

Food, Beverage & Tobacco — (0.7%)
(2,450)	ConAgra Foods, Inc.	(46,697)

Total Consumer Staples		(113,391)

Energy — (1.3%)
(750)	BP PLC, ADR[3,4]	(35,760)
(2,300)	Teekay Corp.	(48,369)

Total Energy		(84,129)

Financials — (0.9%)
Diversified Financials — (0.5%)
(1,750)	Charles Schwab Corp. (The)	(30,695)

Insurance — (0.4%)
(1,520)	Brown & Brown, Inc.	(30,294)

Total Financials		(60,989)

Health Care — (3.1%)
Health Care Equipment & Services — (2.5%)
(1,900)	ev3 Inc.[1]	(20,368)
(2,250)	IMS Health, Inc.	(28,575)
(400)	Intuitive Surgical, Inc.[1]	(65,464)
(1,000)	Smith & Nephew PLC, ADR[3,4]	(37,260)
(500)	STERIS Corp.	(13,040)

		(164,707)

Pharmaceuticals & Biotechnology — (0.6%)
(350)	Dionex Corp.[1]	(21,360)
(250)	Mettler-Toledo International, Inc.[1]	(19,288)

		(40,648)

Total Health Care		(205,355)

Industrials — (1.7%)
Capital Goods — (0.3%)
(700)	Caterpillar, Inc.	(23,128)

Commercial Services & Supplies — (0.9%)
(1,650)	Avery Dennison Corp.	(42,372)
(1,350)	Kelly Services, Inc. — Class A	(14,782)

		(57,154)

Transportation — (0.5%)
(600)	FedEx Corp.	(33,372)

Total Industrials		(113,654)

Information Technology — (2.6%)
Software & Services — (2.1%)
(1,880)	Computer Sciences Corp.[1]	(83,284)
(1,240)	Dassault Systemes SA, ADR[3]	(55,068)

		(138,352)

Technology Hardware & Equipment — (0.5%)
(1,390)	Agilent Technologies, Inc.[1]	(28,231)

Total Information Technology		(166,583)

Total Common Stock Sold Short (Proceeds $787,584)		(845,862)

Exchange-Traded Funds Sold Short — (2.8%)
(590)	Energy Select Sector SPDR Fund	(28,361)
(3,650)	SPDR KBW Bank	(65,883)
(2,820)	SPDR KBW Regional Banking	(51,691)
(900)	SPDR S&P Metals & Mining	(33,309)

Total Exchange-Traded Funds Sold Short (Proceeds $209,277)		(179,244)

Total Securities Sold Short (Proceeds $996,861)		(1,025,106)

Liabilities in Excess of Other Assets — (2.7%)		(179,518)

Total Net Assets — 100.0%		$6,549,179

See accompanying notes.	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2009

Summary of inputs used to value the Fund’s investments as of June 30, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities
Common Stock	$7,238,535	$7,238,535	—	—
Short-Term Investments	515,268	515,268	—	—

Total	$7,753,803	$7,753,803	$—	$—

Liabilities:
Securities Sold Short
Common Stock	$(845,862)	$(845,862)	—	—
Exchange-Traded Funds	(179,244)	(179,244)	—	—

Total	$(1,025,106)	$(1,025,106)	$—	$—

[1]	Non-income producing security.

[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

[3]	ADR — American Depository Receipt.

[4]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

Shares		Value
Common Stock — 95.5%
Australia — 1.5%
1,300	BHP Billiton Ltd.	$35,615

Total Australia		35,615

Belgium/Luxembourg — 1.5%
1,300	Tenaris SA, ADR[2]	35,152

Total Belgium/Luxembourg		35,152

Brazil — 5.6%
4,700	All America Latina Logistica SA	28,855
1,300	Perdigao SA1	24,626
1,000	Petroleo Brasileiro SA, ADR[2]	40,980
2,200	Vale SA, ADR[2]	33,770

Total Brazil		128,231

Canada — 3.4%
700	Canadian Natural Resources Ltd.	36,825
1,400	Suncor Energy, Inc.	42,572

Total Canada		79,397

France — 1.2%
900	Publicis Groupe SA	27,553

Total France		27,553

Germany — 7.7%
925	Adidas AG	35,250
750	BASF SE	29,881
655	Fresenius SE	30,650
400	Linde AG	32,861
190	Muenchener Rueckversicherungs AG	25,670
335	Siemens AG	23,166

Total Germany		177,478

India — 1.3%
800	Infosys Technologies Ltd., ADR[2]	29,424

Total India		29,424

Ireland — 1.6%
1,600	Kerry Group PLC — Class A3	36,309

Total Ireland		36,309

Japan — 5.2%
900	Santen Pharmaceutical Co. Ltd.	27,418
500	Shin-Etsu Chemical Co. Ltd.	23,189
3,000	Shinko Electric Industries Co. Ltd.	37,070
300	SMC Corp.	32,212

Total Japan		119,889

Netherlands — 2.9%
1,020	Fugro N.V.	42,478
600	Nutreco Holding N.V.	23,453

Total Netherlands		65,931

South Africa — 3.4%
2,300	Impala Platinum Holdings Ltd.	50,893
1,860	MTN Group Ltd.	28,567

Total South Africa		79,460

Switzerland — 6.2%
650	Credit Suisse Group AG	29,780
950	Nestle SA	35,871
285	Roche Holding AG	38,832
165	Syngenta AG	38,390

Total Switzerland		142,873

Taiwan — 1.2%
2,000	HTC Corp.	28,104

Total Taiwan		28,104

United Kingdom — 13.3%
3,807	AMEC PLC[3]	41,023
8,895	Barclays PLC[3]	41,335
3,300	Croda International PLC[3]	29,036
7,400	Dragon Oil PLC[1,3]	44,422
6,150	Rolls-Royce Group PLC[1,3]	36,771
1,700	Standard Chartered PLC[3]	31,965
3,005	Tullow Oil PLC[3]	46,541
18,200	Vodafone Group PLC[3]	35,398

Total United Kingdom		306,491

United States — 39.5%
500	Advance Auto Parts, Inc.	20,745
200	Alcon, Inc.	23,224
900	Analog Devices, Inc.	22,302
3,900	Bank of America Corp.	51,480
1,000	Bank of New York Mellon Corp. (The)	29,310
1,100	BMC Software, Inc.[1]	37,169
550	C.R. Bard, Inc.	40,948
1,900	Corrections Corp. of America[1]	32,281
1,000	CVS Caremark Corp.	31,870
1,300	DIRECTV Group, Inc. (The)[1]	32,123
600	Greif, Inc. — Class A	26,532
500	Hess Corp.	26,875
750	Hewlett-Packard Co.	28,987
800	J.B. Hunt Transport Services, Inc.	24,424
800	J.M. Smucker Co. (The)	38,928
800	JPMorgan Chase & Co.	27,288
1,400	Legg Mason, Inc.	34,132
300	LogMein, Inc.[1]	4,800
1,500	Mattel, Inc.	24,075
600	Norfolk Southern Corp.	22,602
900	Omnicom Group, Inc.	28,422
600	Ralcorp Holdings, Inc.[1]	36,552
700	Raytheon Co.	31,101
1,100	State Street Corp.	51,920
2,500	SunTrust Banks, Inc.	41,125
800	Thermo Fisher Scientific, Inc.[1]	32,616
800	Tyco International Ltd.	20,784

See accompanying notes.	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2009

Shares		Value
United States — (continued)
1,200	Wells Fargo & Co.	$29,112
1,900	Western Union Co. (The)	31,160
1,800	Yahoo!, Inc.[1]	28,188

Total United States		911,075

Total Common Stock (Cost $1,873,816)		2,202,982

Preferred Stock — 1.2%
Brazil — 1.2%
900	Ultrapar Participacoes SA
(Cost $21,373)		28,362

Short-Term Investments — 2.6%
29,533	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	29,533
29,533	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	29,533

Total Short-Term Investments (Cost $59,066)		59,066

Total Investments — 99.3% (Cost $1,954,255)		2,290,410
Other Assets in Excess of Liabilities — 0.7%		16,535

Total Net Assets — 100.0%		$2,306,945

Summary of inputs used to value the Fund’s investments as of June 30, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Australia	$35,615	—	$35,615	—
Belgium/Luxembourg	35,152	$35,152	—	—
Brazil	128,231	128,231	—	—
Canada	79,397	79,397	—	—
France	27,553	—	27,553	—
Germany	177,478	—	177,478	—
India	29,424	29,424	—	—
Ireland	36,309	—	36,309	—
Japan	119,889	—	119,889	—
Netherlands	65,931	—	65,931	—
South Africa	79,460	—	79,460	—
Switzerland	142,873	—	142,873	—
Taiwan	28,104	—	28,104	—
United Kingdom	306,491	—	306,491	—
United States	911,075	911,075	—	—
Preferred Stock
Brazil	28,362	28,362	—	—
Short-Term Investments	59,066	59,066	—	—

Total	$2,290,410	$1,270,707	$1,019,703	$—

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

Shares		Value
Common Stock — 95.6%
Australia — 1.6%
1,840	BHP Billiton Ltd.	$50,409

Total Australia		50,409

Belgium/Luxembourg — 1.6%
1,860	Tenaris SA, ADR[2]	50,294

Total Belgium/Luxembourg		50,294

Bermuda — 1.4%
9,050	Hiscox Ltd.	43,115

Total Bermuda		43,115

Brazil — 6.5%
6,400	All America Latina Logistica SA	39,292
2,460	Hypermarcas SA1	30,381
2,160	Perdigao SA1	40,918
1,300	Petroleo Brasileiro SA, ADR[2]	53,274
2,730	Vale SA, ADR[2]	41,906

Total Brazil		205,771

Canada — 4.5%
900	Canadian Natural Resources Ltd.	47,347
600	Niko Resources Ltd	41,267
1,820	Suncor Energy, Inc.	55,344

Total Canada		143,958

France — 8.7%
680	BNP Paribas	44,345
1,360	Capgemini	50,333
961	Danone	47,651
1,620	Publicis Groupe SA	49,596
640	Total SA, ADR[2]	34,707
405	Vallourec SA	49,502

Total France		276,134

Germany — 10.6%
1,310	Adidas AG	49,921
1,335	BASF SE	53,189
580	Bayer AG	31,170
1,000	Fresenius SE	46,793
765	Linde AG	62,847
445	Muenchener Rueckversicherungs AG	60,122
440	Siemens AG	30,427

Total Germany		334,469

India — 1.5%
1,330	Infosys Technologies Ltd., ADR[2]	48,917

Total India		48,917

Ireland — 1.9%
2,695	Kerry Group PLC — Class A3	61,157

Total Ireland		61,157

Japan — 16.7%
900	Benesse Corp.	36,088
2,800	Capcom Co. Ltd.	50,358
700	Hogy Medical Co. Ltd.	35,582
2,800	JSR Corp.	47,960
2,000	Nikon Corp.	34,601
100	Nintendo Co. Ltd.	27,676
1,790	Santen Pharmaceutical Co. Ltd.	54,531
1,000	Shin-Etsu Chemical Co. Ltd.	46,379
4,300	Shinko Electric Industries Co. Ltd.	53,133
500	SMC Corp.	53,687
1,100	Sumitomo Mitsui Financial Group, Inc.	44,512
1,200	Sysmex Corp.	43,500

Total Japan		528,007

Netherlands — 4.7%
1,265	Fugro N.V.	52,681
2,825	Imtech N.V.	55,080
1,030	Nutreco Holding N.V.	40,261

Total Netherlands		148,022

South Africa — 5.0%
3,555	Impala Platinum Holdings Ltd.	78,663
3,925	Massmart Holdings Ltd	40,732
2,565	MTN Group Ltd.	39,394

Total South Africa		158,789

Switzerland — 10.4%
1,125	Credit Suisse Group AG	51,543
1,270	Julius Baer Holding AG	49,393
1,630	Nestle SA	61,546
395	Roche Holding AG	53,820
225	Syngenta AG	52,350
335	Zurich Financial Services AG	59,212

Total Switzerland		327,864

Taiwan — 1.3%
3,000	HTC Corp.	42,156

Total Taiwan		42,156

United Kingdom — 19.2%
5,213	AMEC PLC[3]	56,173
4,940	Antofagasta PLC[3]	47,962
18,175	Barclays PLC[3]	84,460
6,880	Croda International PLC[3]	60,536
2,355	Diageo PLC[3]	33,825
8,825	Dragon Oil PLC[1,3]	52,976
2,745	Intertek Group PLC[3]	47,215
9,000	Rolls-Royce Group PLC[1,3]	53,811
3,110	Standard Chartered PLC[3]	58,477
4,115	Tullow Oil PLC[3]	63,733
25,395	Vodafone Group PLC[3]	49,392

Total United Kingdom		608,560

Total Common Stock (Cost $2,757,534)		3,027,622

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2009

Shares		Value
Preferred Stock — 1.6%
Brazil — 1.6%
1,590	Ultrapar Participacoes SA
(Cost $39,266)		$50,106

Right — 0.0%
275	Vallourac SA
(Cost $ — )		—

Short-Term Investments — 3.4%
53,374	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	53,374
53,373	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	53,373

Total Short-Term Investments (Cost $106,747)		106,747

Total Investments — 100.6% (Cost $2,903,547)		3,184,475
Liabilities in Excess of Other Assets — (0.6%)		(18,017)

Total Net Assets — 100.0%		$3,166,458

Summary of inputs used to value the Fund’s investments as of June 30, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Australia	$50,409	—	$50,409	—
Belgium/Luxembourg	50,294	$50,294	—	—
Bermuda	43,115	—	43,115	—
Brazil	205,771	205,771	—	—
Canada	143,958	143,958	—	—
France	276,134	34,707	241,427	—
Germany	334,469	—	334,469	—
India	48,917	48,917	—	—
Ireland	61,157	—	61,157	—
Japan	528,007	—	528,007	—
Netherlands	148,022	—	148,022	—
South Africa	158,789	—	158,789	—
Switzerland	327,864	—	327,864	—
Taiwan	42,156	—	42,156	—
United Kingdom	608,560	—	608,560	—
Preferred Stock
Brazil	50,106	50,106	—	—
Short-Term Investments	106,747	106,747	—	—

Total	$3,184,475	$640,500	$2,543,975	$—

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2009

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
ASSETS:
Investments
Investments, at cost	$453,482,536	$256,609,461	$3,026,819,798	$55,874,926
Net unrealized appreciation	21,596,857	3,565,139	23,502,318	2,667,779

Total investments, at value	475,079,393	260,174,600	3,050,322,116	58,542,705
Receivable for Fund shares sold	156,861	52,722,996	6,126,237	248,489
Receivable for securities sold	4,001,705	1,545,987	15,839,188	304,699
Dividends and interest receivable	169,030	110,475	2,223,997	88,130
Other assets	10,450	6,933	70,253	8,157

Total assets	479,417,439	314,560,991	3,074,581,791	59,192,180

LIABILITIES:
Obligation to return securities lending collateral	1,666,576	—	51,188,600	—
Payable for Fund shares redeemed	3,216,367	106,817	4,329,580	43,892
Payable for securities purchased	33,600	12,533,515	11,563,236	1,047,074
Accrued advisory fee	295,595	155,212	1,732,211	30,935
Other accrued expenses	103,381	61,026	775,558	23,700

Total liabilities	5,315,519	12,856,570	69,589,185	1,145,601

NET ASSETS	$474,101,920	$301,704,421	$3,004,992,606	$58,046,579

COMPONENTS OF NET ASSETS
Paid-in-capital	$600,681,481	$382,227,251	$3,936,581,577	$70,173,408
Undistributed (distributions in excess of) net investment income	(1,504)	63,438	4,521,124	277,507
Accumulated net realized loss on investments	(148,174,914)	(84,151,407)	(959,612,413)	(15,072,115)
Net unrealized appreciation of investments	21,596,857	3,565,139	23,502,318	2,667,779

NET ASSETS	$474,101,920	$301,704,421	$3,004,992,606	$58,046,579

NET ASSETS BY SHARE CLASS
Investor Shares	$120,445,308	$50,498,563	$1,357,875,363	$18,862,286
Institutional Shares	353,656,612	251,205,858	1,647,117,243	39,165,000
Advisor Shares	—	—	—	19,293

NET ASSETS	$474,101,920	$301,704,421	$3,004,992,606	$58,046,579

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	8,126,837	5,020,659	67,292,725	2,342,770
Institutional Shares	22,699,590	24,803,540	80,300,014	4,853,511
Advisor Shares	—	—	—	2,393
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$14.82	$10.06	$20.18	$8.05
Institutional Shares	$15.58	$10.13	$20.51	$8.07
Advisor Shares	$—	$—	$—	$8.06

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2009

	All Cap Value Fund	130/30 Value Fund	Global Opportunity Fund	International Opportunity Fund
ASSETS:
Investments
Investments, at cost	$8,260,818	$7,643,859	$1,954,255	$2,903,547
Net unrealized appreciation	152,546	109,944	336,155	280,928

Total investments, at value	8,413,364	7,753,803	2,290,410	3,184,475
Currencies
Foreign currencies, at cost	—	—	2,011	469
Net unrealized appreciation	—	—	2	1

Total foreign currencies, at value	—	—	2,013	470
Cash	—	1,851	—	—
Receivable for securities sold	279,976	58,038	67,809	47,742
Receivable from Adviser	3,877	4,942	2,498	2,080
Dividends and interest receivable	5,311	10,901	5,171	8,165
Other assets	6,354	5,101	342	341

Total assets	8,708,882	7,834,636	2,368,243	3,243,273

LIABILITIES:
Proceeds from securities sold short	—	996,861	—	—
Net unrealized depreciation	—	28,245	—	—

Total securities sold short, at value	—	1,025,106	—	—
Payable due to prime broker	—	5,088	—	—
Payable for securities purchased	301,535	237,559	28,485	47,867
Payable for dividends on securities sold short	—	2,120	—	—
Interest payable	—	721	—	—
Other accrued expenses	14,376	14,863	32,813	28,948

Total liabilities	315,911	1,285,457	61,298	76,815

NET ASSETS	$8,392,971	$6,549,179	$2,306,945	$3,166,458

COMPONENTS OF NET ASSETS
Paid-in-capital	$11,552,764	$9,925,547	$1,976,300	$2,886,616
Undistributed net investment income	13,706	14,155	3,747	15,417
Accumulated net realized loss on investments and foreign currency transactions	(3,326,045)	(3,472,222)	(9,389)	(15,494)
Net unrealized appreciation of investments and foreign currency transactions	152,546	81,699	336,287	279,919

NET ASSETS	$8,392,971	$6,549,179	$2,306,945	$3,166,458

NET ASSETS BY SHARE CLASS
Investor Shares	$4,679,162	$2,465,180	$932,521	$981,234
Institutional Shares	3,694,718	4,083,999	1,374,424	2,185,224
Advisor Shares	19,091	—	—	—

NET ASSETS	$8,392,971	$6,549,179	$2,306,945	$3,166,458

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	634,681	352,015	79,838	85,855
Institutional Shares	500,408	581,678	117,500	190,918
Advisor Shares	2,585	—	—	—
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$7.37	$7.00	$11.68	$11.43
Institutional Shares	$7.38	$7.02	$11.70	$11.45
Advisor Shares	$7.39	$—	$—	$—

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2009

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
INVESTMENT INCOME
Dividends	$5,560,488	$3,396,805	$52,847,904	$1,083,913
Interest	29,026	29,792	395,192	4,237
Securities lending income	467,562	178,220	929,181	—
Foreign tax withheld	—	—	(1,684)	(42,319)

Total investment income	6,057,076	3,604,817	54,170,593	1,045,831

EXPENSES
Investment advisory fees	3,453,560	1,797,260	21,471,331	355,548
Administration and accounting fees	102,950	58,917	628,621	20,233
Custody fees	40,899	28,192	205,893	15,258
Transfer Agent fees	109,945	135,107	1,573,159	61,351
Shareholder reports	75,604	44,399	528,542	15,164
Shareholder services - Investor Shares	322,908	162,146	3,256,035	44,671
Trustee fees and expenses	39,774	19,151	269,744	3,703
Compliance services	9,074	4,773	59,844	963
Distribution fees - Advisor Shares	—	—	—	233
Registration fees	37,293	66,059	53,238	44,987
Professional fees	56,220	49,589	168,389	40,413
Miscellaneous	33,843	15,779	215,724	4,556

Total expenses	4,282,070	2,381,372	28,430,520	607,080
Distribution fees waived - Advisor Shares	—	—	—	(233)
Expenses waived/reimbursed	—	—	—	(47,406)

Net expenses	4,282,070	2,381,372	28,430,520	559,441

NET INVESTMENT INCOME	1,775,006	1,223,445	25,740,073	486,390

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(119,655,005)	(75,994,873)	(951,962,150)	(12,754,487)
Net change in unrealized appreciation (depreciation) on:
Investments	6,535,032	7,599,763	(45,830,373)	2,126,148

Net realized and unrealized loss on investments	(113,119,973)	(68,395,110)	(997,792,523)	(10,628,339)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(111,344,967)	$(67,171,665)	$(972,052,450)	$(10,141,949)

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2009

	All Cap Value Fund	130/30 Value Fund	Global Opportunity Fund[1]	International Opportunity Fund[1]
INVESTMENT INCOME
Dividends	$135,105	$182,701	$28,501	$44,704
Interest	27	—	—	—
Foreign tax withheld	(6,243)	(7,009)	(2,322)	(4,449)

Total investment income	128,889	175,692	26,179	40,255

EXPENSES
Investment advisory fees	75,116	93,422	8,692	8,565
Administration and accounting fees	11,427	15,291	15,359	15,356
Custody fees	6,215	22,416	37,000	37,000
Transfer Agent fees	54,724	38,391	18,110	18,101
Shareholder reports	3,022	1,390	12,199	12,199
Shareholder services - Investor Shares	11,174	6,855	967	876
Trustee fees and expenses	621	628	28	26
Compliance services	159	146	22	20
Distribution fees - Advisor Shares	95	—	—	—
Registration fees	42,879	27,666	8,871	8,867
Professional fees	22,367	22,346	19,096	19,093
Dividend expense on securities sold short	—	33,486	—	—
Miscellaneous	1,876	1,433	1,020	1,018

Total expenses excluding interest expense	229,675	263,470	121,364	121,121
Interest expense	—	26,520	—	—

Total expenses	229,675	289,990	121,364	121,121
Distribution fees waived - Advisor Shares	(95)	—	—	—
Expenses waived/reimbursed	(119,569)	(125,824)	(108,325)	(108,348)

Net expenses	110,011	164,166	13,039	12,773

NET INVESTMENT INCOME	18,878	11,526	13,140	27,482

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	(2,892,312)	(4,033,370)	(9,389)	(15,494)
Short sales	—	965,480	—	—
Foreign currency transactions	—	—	(9,393)	(12,065)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency	428,730	304,078	336,287	279,919
Short sales	—	(97,744)	—	—

Net realized and unrealized gain (loss) on investments and foreign currency	(2,463,582)	(2,861,556)	317,505	252,360

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,444,704)	$(2,850,030)	$330,645	$279,842

[1]	For the period December 31, 2008 (commencement of operations) through June 30, 2009.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Value Fund
	Year Ended June 30, 2009	Year Ended June 30, 2008
NET ASSETS - BEGINNING OF YEAR	$562,037,825	$862,239,526

OPERATIONS
Net investment income	1,775,006	2,606,165
Net realized gain (loss) from investments	(119,655,005)	1,317,313
Net change in unrealized appreciation (depreciation) on investments	6,535,032	(146,769,813)

Net decrease in net assets resulting from operations	(111,344,967)	(142,846,335)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(218,245)	(425,163)
Net investment income - Institutional Shares	(1,556,761)	(2,260,594)
Net realized gains on investments - Investor Shares	—	(31,040,187)
Net realized gains on investments - Institutional Shares	—	(70,265,013)
Return of capital - Investor Shares	(341,457)	—
Return of capital - Institutional Shares	(850,468)	—

Total distributions to shareholders	(2,966,931)	(103,990,957)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	25,246,301	18,343,367
Sale of shares - Institutional Shares	99,417,856	75,572,559
Reinvestment of distributions - Investor Shares	488,319	29,570,994
Reinvestment of distributions - Institutional Shares	2,292,420	69,694,207
Redemption of shares - Investor Shares	(38,073,284)	(51,192,092)
Redemption of shares - Institutional Shares	(62,995,619)	(195,353,444)

Net increase (decrease) from capital share transactions	26,375,993	(53,364,409)

Total decrease in net assets	(87,935,905)	(300,201,701)

NET ASSETS - END OF YEAR	$474,101,920	$562,037,825

Distributions in excess of net investment income	$(1,504)	$(1,504)

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small/Mid Cap Value Fund
	Year Ended June 30, 2009	Year Ended June 30, 2008
NET ASSETS - BEGINNING OF YEAR	$281,437,231	$91,176,847

OPERATIONS
Net investment income	1,223,445	724,680
Net realized loss from investments	(75,994,873)	(4,978,653)
Net change in unrealized appreciation (depreciation) on investments	7,599,763	(19,753,886)

Net decrease in net assets resulting from operations	(67,171,665)	(24,007,859)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(374,817)	(58,869)
Net investment income - Institutional Shares	(1,301,129)	(149,820)
Net realized gains on investments - Investor Shares	—	(4,495,166)
Net realized gains on investments - Institutional Shares	—	(4,399,434)

Total distributions to shareholders	(1,675,946)	(9,103,289)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	45,042,896	107,073,970
Sale of shares - Institutional Shares	135,384,977	179,391,978
Reinvestment of distributions - Investor Shares	63,359	4,319,158
Reinvestment of distributions - Institutional Shares	1,098,984	4,415,926
Redemption of shares - Investor Shares	(54,195,920)	(51,016,734)
Redemption of shares - Institutional Shares	(38,279,495)	(20,783,222)
Redemption of shares - Advisor Shares[1]	—	(29,544)

Net increase from capital share transactions	89,114,801	223,371,532

Total increase in net assets	20,267,190	190,260,384

NET ASSETS - END OF YEAR	$301,704,421	$281,437,231

Undistributed net investment income	$63,438	$515,939

[1]	Advisor Shares liquidated effective October 26, 2007.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund
	Year Ended June 30, 2009	Year Ended June 30, 2008
NET ASSETS - BEGINNING OF YEAR	$4,252,347,754	$4,330,435,238

OPERATIONS
Net investment income	25,740,073	36,559,006
Net realized gain (loss) from investments	(951,962,150)	79,074,042
Net change in unrealized appreciation (depreciation) on investments	(45,830,373)	(595,964,943)

Net decrease in net assets resulting from operations	(972,052,450)	(480,331,895)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(14,874,757)	(9,062,391)
Net investment income - Institutional Shares	(22,851,925)	(20,522,171)
Net realized gains on investments - Investor Shares	—	(159,195,635)
Net realized gains on investments - Institutional Shares	—	(261,687,907)

Total distributions to shareholders	(37,726,682)	(450,468,104)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	612,786,097	559,768,167
Sale of shares - Institutional Shares	610,282,520	981,493,267
Reinvestment of distributions - Investor Shares	14,326,501	161,236,347
Reinvestment of distributions - Institutional Shares	17,948,728	243,261,432
Redemption of shares - Investor Shares	(465,682,893)	(474,587,565)
Redemption of shares - Institutional Shares	(1,027,236,969)	(618,459,133)

Net increase (decrease) from capital share transactions	(237,576,016)	852,712,515

Total decrease in net assets	(1,247,355,148)	(78,087,484)

NET ASSETS - END OF YEAR	$3,004,992,606	$4,252,347,754

Undistributed net investment income	$4,521,124	$17,801,753

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Opportunity Fund
	Year Ended June 30, 2009	Year Ended June 30, 2008
NET ASSETS - BEGINNING OF YEAR	$45,137,243	$52,468,582

OPERATIONS
Net investment income	486,390	222,752
Net realized loss from investments	(12,754,487)	(1,133,660)
Net change in unrealized appreciation (depreciation) on investments	2,126,148	(4,920,305)

Net decrease in net assets resulting from operations	(10,141,949)	(5,831,213)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(76,581)	(41,910)
Net investment income - Institutional Shares	(260,567)	(117,454)
Net investment income - Advisor Shares	(146)	(114)
Net realized gains on investments - Investor Shares	—	(1,434,016)
Net realized gains on investments - Institutional Shares	—	(1,673,720)
Net realized gains on investments - Advisor Shares	—	(1,615)

Total distributions to shareholders	(337,294)	(3,268,829)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	5,718,126	2,555,422
Sale of shares - Institutional Shares	26,498,362	6,392,422
Reinvestment of distributions - Investor Shares	65,705	1,440,811
Reinvestment of distributions - Institutional Shares	149,262	1,766,698
Reinvestment of distributions - Advisor Shares	146	1,729
Redemption of shares - Investor Shares	(3,734,331)	(4,012,804)
Redemption of shares - Institutional Shares	(5,308,691)	(6,375,575)

Net increase from capital share transactions	23,388,579	1,768,703

Total increase (decrease) in net assets	12,909,336	(7,331,339)

NET ASSETS - END OF YEAR	$58,046,579	$45,137,243

Undistributed net investment income	$277,507	$131,381

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	All Cap Value Fund
	Year Ended June 30, 2009	Year Ended June 30, 2008
NET ASSETS - BEGINNING OF YEAR	$8,138,887	$6,858,424

OPERATIONS
Net investment income	18,878	15,161
Net realized loss from investments	(2,892,312)	(355,492)
Net change in unrealized appreciation (depreciation) on investments	428,730	(943,492)

Net decrease in net assets resulting from operations	(2,444,704)	(1,283,823)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	(361)
Net investment income - Institutional Shares	(12,731)	(5,959)
Net investment income - Advisor Shares	(58)	(51)
Net realized gains on investments - Investor Shares	—	(118,634)
Net realized gains on investments - Institutional Shares	—	(65,677)
Net realized gains on investments - Advisor Shares	—	(560)

Total distributions to shareholders	(12,789)	(191,242)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	643,545	2,612,956
Sale of shares - Institutional Shares	3,021,558	1,056,069
Sale of shares - Advisor Shares	82	—
Reinvestment of distributions - Investor Shares	—	117,958
Reinvestment of distributions - Institutional Shares	11,931	53,573
Reinvestment of distributions - Advisor Shares	58	611
Redemption of shares - Investor Shares	(392,965)	(356,895)
Redemption of shares - Institutional Shares	(572,632)	(728,744)

Net increase from capital share transactions	2,711,577	2,755,528

Total increase in net assets	254,084	1,280,463

NET ASSETS - END OF YEAR	$8,392,971	$8,138,887

Undistributed net investment income	$13,706	$8,769

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	130/30 Value Fund
	Year Ended June 30, 2009	For the Period December 31, 2007[1] through June 30, 2008
NET ASSETS - BEGINNING OF PERIOD	$9,790,371	$—

OPERATIONS
Net investment income (loss)	11,526	(4,047)
Net realized loss from investments	(3,067,890)	(398,544)
Net change in unrealized appreciation (depreciation) on investments	206,334	(124,635)

Net decrease in net assets resulting from operations	(2,850,030)	(527,226)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	411,605	4,157,597
Sale of shares - Institutional Shares	1,809,500	6,813,600
Redemption of shares - Investor Shares	(806,387)	(145,811)
Redemption of shares - Institutional Shares	(1,805,880)	(507,789)

Net increase (decrease) from capital share transactions	(391,162)	10,317,597

Total increase (decrease) in net assets	(3,241,192)	9,790,371

NET ASSETS - END OF PERIOD	$6,549,179	$9,790,371

Undistributed net investment income	$14,155	$—

[1]	Commencement of operations.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

Global Opportunity Fund
For the Period December 31, 2008[1] through June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$—

OPERATIONS
Net investment income	13,140
Net realized loss from investments and foreign currency	(18,782)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	336,287

Net increase in net assets resulting from operations	330,645

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	801,300
Sale of shares - Institutional Shares	1,175,000

Net increase from capital share transactions	1,976,300

Total increase in net assets	2,306,945

NET ASSETS - END OF PERIOD	$2,306,945

Undistributed net investment income	$3,747

[1]	Commencement of operations.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

International Opportunity Fund
For the Period December 31, 2008[1] through June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$—

OPERATIONS
Net investment income	27,482
Net realized loss from investments and foreign currency	(27,559)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	279,919

Net increase in net assets resulting from operations	279,842

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	883,224
Sale of shares - Institutional Shares	2,003,392

Net increase from capital share transactions	2,886,616

Total increase in net assets	3,166,458

NET ASSETS - END OF PERIOD	$3,166,458

Undistributed net investment income	$15,417

[1]	Commencement of operations.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENT OF CASH FLOWS

130/30 Value Fund
For the Year Ended June 30, 2009
Cash flows provided by (used in) operating activities:
Net decrease in net assets resulting from operations	$(2,850,030)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(16,516,802)
Proceeds from disposition of long-term portfolio investments	17,214,131
Net purchase/sale of short-term securities	71,870
Purchases to cover short sales	(9,346,856)
Proceeds from short sales	8,757,840
Net realized loss on investments	3,067,890
Net unrealized appreciation on investments	(206,334)
Decrease in deposits with brokers for securities sold short	132,023
Decrease in receivable for securities sold	434,418
Decrease in receivable from Adviser	16,996
Decrease in dividends and interest receivable	2,918
Increase in other assets	(5,101)
Decrease in payable for securities purchased	(371,588)
Decrease in accrued expenses[1]	(8,362)

Net cash provided by operating activities	393,013

Cash flows from financing activities:
Net proceeds from fund share activity	(391,162)

Net cash used in financing activities	(391,162)

Net increase in cash	1,851
Cash at beginning of year	—

Cash at end of year	$1,851

[1]	Interest paid for the year ended June 30, 2009 was $31,230.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	Small Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2009	2008	2007	2006[1]	2005[1]
Net Asset Value — Beginning of Year	$18.80	$27.78	$26.56	$26.41	$26.34

Investment operations:
Net investment income (loss)[2]	0.03	0.05	(0.02)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	(3.94)	(5.10)	5.06	3.73	2.53

Total from investment operations	(3.91)	(5.05)	5.04	3.67	2.43

Distributions to shareholders:
From net investment income	(0.03)	(0.05)	(0.03)	—	—
From net realized gains on investments	—	(3.88)	(3.79)	(3.52)	(2.36)
Return of capital	(0.04)	—	—	—	—

Total distributions to shareholders	(0.07)	(3.93)	(3.82)	(3.52)	(2.36)

Net Asset Value — End of Year	$14.82	$18.80	$27.78	$26.56	$26.41

Total Return	(20.79)%	(18.71)%	20.47%	14.27%	9.46%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.11%	1.11%	1.12%	1.14%	1.22%[3]
Net investment income (loss)	0.22%	0.20%	(0.08%)	(0.23%)	(0.40%)[3]
Portfolio turnover rate	87%	79%	84%	80%	84%[3]
Net Assets at the end of year (000’s omitted)	$120,445	$168,055	$245,746	$294,362	$273,817

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2009	2008	2007	2006[1]	2005[1]
Net Asset Value — Beginning of Year	$19.78	$29.00	$27.58	$27.23	$27.03

Investment operations:
Net investment income (loss)[2]	0.07	0.11	0.04	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	(4.16)	(5.33)	5.28	3.86	2.60

Total from investment operations	(4.09)	(5.22)	5.32	3.87	2.56

Distributions to shareholders:
From net investment income	(0.07)	(0.12)	(0.11)	—	—
From net realized gains on investments	—	(3.88)	(3.79)	(3.52)	(2.36)
Return of capital	(0.04)	—	—	—	—

Total distributions to shareholders	(0.11)	(4.00)	(3.90)	(3.52)	(2.36)

Net Asset Value — End of Year	$15.58	$19.78	$29.00	$27.58	$27.23

Total Return	(20.61)%	(18.50)%	20.75%	14.60%	9.71%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.86%	0.86%	0.87%	0.89%	0.97%[3]
Net investment income (loss)	0.45%	0.46%	0.16%	0.02%	(0.15%)[3]
Portfolio turnover rate	87%	79%	84%	80%	84%[3]
Net Assets at the end of year (000’s omitted)	$353,657	$393,983	$616,494	$529,694	$458,596

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,				For the Period September 1, 2004[1] through June 30, 2005[2]
	2009	2008	2007	2006[2]
Net Asset Value — Beginning of Period	$12.98	$15.87	$13.00	$11.57	$10.00

Investment operations:
Net investment income (loss)[3]	0.04	0.05	(0.06)	(0.05)	0.12
Net realized and unrealized gain (loss) on investments	(2.91)	(2.02)	3.78	1.59	1.45

Total from investment operations	(2.87)	(1.97)	3.72	1.54	1.57

Distributions to shareholders:
From net investment income	(0.05)	(0.01)	—	(0.01)	—
From net realized gains on investments	—	(0.91)	(0.85)	(0.10)	—

Total distributions to shareholders	(0.05)	(0.92)	(0.85)	(0.11)	—

Net Asset Value — End of Period	$10.06	$12.98	$15.87	$13.00	$11.57

Total Return	(22.08)%	(12.67)%	29.55%	13.33%	15.70%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/ waiver	1.18%	1.23%	1.42%	1.47%	1.50%[5,6]
Expenses, excluding reimbursement/ waiver	1.18%	1.23%	1.44%	1.48%	2.59%[5,6]
Net investment income (loss), including reimbursement/waiver	0.41%	0.33%	(0.41%)	(0.38%)	1.28%[5,6]
Portfolio turnover rate	110%	78%	94%	109%	71%[4,6]
Net Assets at the end of period (000’s omitted)	$50,498	$84,201	$37,191	$25,926	$25,566

[1]	Inception of Investor Share class.

[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,				For the Period September 1, 2004[1] through June 30, 2005[2]
	2009	2008	2007	2006[2]
Net Asset Value — Beginning of Period	$13.07	$15.96	$13.05	$11.60	$10.00

Investment operations:
Net investment income (loss)[3]	0.06	0.07	(0.02)	(0.01)	0.04
Net realized and unrealized gain (loss) on investments	(2.92)	(2.02)	3.78	1.59	1.56

Total from investment operations	(2.86)	(1.95)	3.76	1.58	1.60

Distributions to shareholders:
From net investment income	(0.08)	(0.03)	—	(0.03)	—
From net realized gains on investments	—	(0.91)	(0.85)	(0.10)	—

Total distributions to shareholders	(0.08)	(0.94)	(0.85)	(0.13)	—

Net Asset Value — End of Period	$10.13	$13.07	$15.96	$13.05	$11.60

Total Return	(21.86)%	(12.48)%	29.75%	13.67%	16.00%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/ waiver	0.93%	0.99%	1.19%	1.22%	1.25%[5,6]
Expenses, excluding reimbursement/ waiver	0.93%	0.99%	1.22%	1.22%	3.22%[5,6]
Net investment income (loss), including reimbursement/waiver	0.55%	0.53%	(0.18%)	(0.12%)	0.58%[5,6]
Portfolio turnover rate	110%	78%	94%	109%	71%[4,6]
Net Assets at the end of period (000’s omitted)	$251,206	$197,237	$53,955	$35,476	$6,584

[1]	Inception of Institutional Share class.

[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2009	2008	2007	2006[1]	2005[1]
Net Asset Value — Beginning of Year	$26.70	$33.18	$28.07	$26.08	$23.73

Investment operations:
Net investment income[2]	0.15	0.21	0.15	0.10	0.33
Net realized and unrealized gain (loss) on investments	(6.43)	(3.49)	6.76	2.86	3.17

Total from investment operations	(6.28)	(3.28)	6.91	2.96	3.50

Distributions to shareholders:
From net investment income	(0.24)	(0.17)	(0.14)	(0.17)	(0.09)
From net realized gains on investments	—	(3.03)	(1.66)	(0.80)	(1.06)

Total distributions to shareholders	(0.24)	(3.20)	(1.80)	(0.97)	(1.15)

Net Asset Value — End of Year	$20.18	$26.70	$33.18	$28.07	$26.08

Total Return	(23.45)%	(10.49)%	25.41%	11.55%	14.90%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/ waiver	1.09%	1.02%	1.04%	1.08%	1.20%[3]
Expenses, excluding reimbursement/ waiver	1.09%	1.02%	1.04%	1.08%	1.20%[3]
Net investment income, including reimbursement/waiver	0.71%	0.70%	0.48%	0.38%	1.31%[3]
Portfolio turnover rate	113%	73%	92%	110%	112%[3]
Net Assets at the end of year (000’s omitted)	$1,357,876	$1,603,987	$1,716,638	$1,136,565	$632,006

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2009	2008	2007	2006[1]	2005[1]
Net Asset Value — Beginning of Year	$27.16	$33.69	$28.47	$26.43	$23.97

Investment operations:
Net investment income[2]	0.20	0.28	0.22	0.17	0.37
Net realized and unrealized gain (loss) on investments	(6.57)	(3.54)	6.86	2.90	3.24

Total from investment operations	(6.37)	(3.26)	7.08	3.07	3.61

Distributions to shareholders:
From net investment income	(0.28)	(0.24)	(0.20)	(0.23)	(0.09)
From net realized gains on investments	—	(3.03)	(1.66)	(0.80)	(1.06)

Total distributions to shareholders	(0.28)	(3.27)	(1.86)	(1.03)	(1.15)

Net Asset Value — End of Year	$20.51	$27.16	$33.69	$28.47	$26.43

Total Return	(23.34)%	(10.29)%	25.69%	11.82%	15.22%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/ waiver	0.84%	0.81%	0.82%	0.83%	0.95%[3]
Expenses, excluding reimbursement/ waiver	0.84%	0.81%	0.82%	0.83%	0.95%[3]
Net investment income, including reimbursement/waiver	0.93%	0.92%	0.71%	0.63%	1.56%[3]
Portfolio turnover rate	113%	73%	92%	110%	112%[3]
Net Assets at the end of year (000’s omitted)	$1,647,117	$2,648,360	$2,613,797	$1,768,982	$1,028,600

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Investor Shares
	For the Years Ended June 30,			For the Period December 1, 2005[1] through June 30, 2006
	2009	2008	2007
Net Asset Value — Beginning of Period	$10.56	$12.68	$10.48	$10.00

Investment operations:
Net investment income[2]	0.07	0.04	0.02	—
Net realized and unrealized gain (loss) on investments	(2.54)	(1.41)	2.27	0.48

Total from investment operations	(2.47)	(1.37)	2.29	0.48

Distributions to shareholders:
From net investment income	(0.04)	(0.02)	(0.01)	—
From net realized gains on investments	—	(0.73)	(0.08)	—

Total distributions to shareholders	(0.04)	(0.75)	(0.09)	—

Net Asset Value — End of Period	$8.05	$10.56	$12.68	$10.48

Total Return	(23.40)%	(11.27)%	21.95%	4.80%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.34%	1.40%	1.47%	1.50%[4]
Expenses, excluding reimbursement/waiver	1.44%	1.57%	1.80%	6.26%[4]
Net investment income, including reimbursement/waiver	0.83%	0.31%	0.15%	0.03%[4]
Portfolio turnover rate	147%	128%	119%	101%[3]
Net Assets at the end of period (000’s omitted)	$18,863	$21,545	$25,852	$2,243

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Institutional Shares
	For the Years Ended June 30,			For the Period December 1, 2005[1] through June 30, 2006
	2009	2008	2007
Net Asset Value — Beginning of Period	$10.59	$12.71	$10.50	$10.00

Investment operations:
Net investment income[2]	0.09	0.07	0.05	0.02
Net realized and unrealized gain (loss) on investments	(2.55)	(1.41)	2.26	0.48

Total from investment operations	(2.46)	(1.34)	2.31	0.50

Distributions to shareholders:
From net investment income	(0.06)	(0.05)	(0.02)	—
From net realized gains on investments	—	(0.73)	(0.08)	—

Total distributions to shareholders	(0.06)	(0.78)	(0.10)	—

Net Asset Value — End of Period	$8.07	$10.59	$12.71	10.50

Total Return	(23.17)%	(11.03)%	22.13%	5.00%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.09%	1.15%	1.21%	1.25%[4]
Expenses, excluding reimbursement/waiver	1.19%	1.32%	1.55%	4.88%[4]
Net investment income, including reimbursement/waiver	1.15%	0.56%	0.42%	0.31%[4]
Portfolio turnover rate	147%	128%	119%	107%[3]
Net Assets at the end of period (000’s omitted)	$39,165	$23,567	$26,588	7,880

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund —Advisor Shares
	For the Years Ended June 30,		For the Period October 24, 2006[1] through June 30, 2007
	2009	2008
Net Asset Value — Beginning of Period	$10.58	$12.70	$11.34

Investment operations:
Net investment income[2]	0.09	0.07	0.03
Net realized and unrealized gain (loss) on investments	(2.55)	(1.41)	1.42

Total from investment operations	(2.46)	(1.34)	1.45

Distributions to shareholders:
From net investment income	(0.06)	(0.05)	(0.01)
From net realized gains on investments	—	(0.73)	(0.08)

Total distributions to shareholders	(0.06)	(0.78)	(0.09)

Net Asset Value — End of Period	$8.06	$10.58	$12.70

Total Return	(23.19)%	(11.03)%	12.89%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.09%	1.15%	1.21%[4]
Expenses, excluding reimbursement/waiver	1.69%	1.82%	2.04%[4]
Net investment income, including reimbursement/waiver	1.06%	0.56%	0.42%[4]
Portfolio turnover rate	147%	128%	119%[3]
Net Assets at the end of period (000’s omitted)	$19	$25	$28

[1]	Inception of Advisor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Investor Shares
	For the Years Ended June 30,		For the Period October 24, 2006[1] through June 30, 2007
	2009	2008
Net Asset Value — Beginning of Period	$9.62	$11.40	$10.00

Investment operations:
Net investment income (loss)[2]	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	(2.26)	(1.57)	1.43

Total from investment operations	(2.25)	(1.56)	1.42

Distributions to shareholders:
From net investment income	—	— [3]	(0.01)
From net realized gains on investments	—	(0.22)	(0.01)

Total distributions to shareholders	—	(0.22)	(0.02)

Net Asset Value — End of Period	$7.37	$9.62	$11.40

Total Return	(23.39)%	(13.76)%	14.21%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%	1.50%	1.50%[5]
Expenses, excluding reimbursement/waiver	3.00%	3.95%	6.13%[5]
Net investment income (loss), including reimbursement/waiver	0.12%	0.10%	(0.07%)[5]
Portfolio turnover rate	121%	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$4,679	$5,714	$4,322

[1]	Inception of Investor Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Institutional Shares
	For the Years Ended June 30,		For the Period October 24, 2006[1] through June 30, 2007
	2009	2008
Net Asset Value — Beginning of Period	$9.64	$11.42	$10.00

Investment operations:
Net investment income[2]	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	(2.27)	(1.58)	1.44

Total from investment operations	(2.24)	(1.54)	1.45

Distributions to shareholders:
From net investment income	(0.02)	(0.02)	(0.02)
From net realized gains on investments	—	(0.22)	(0.01)

Total distributions to shareholders	(0.02)	(0.24)	(0.03)

Net Asset Value — End of Period	$7.38	$9.64	$11.42

Total Return	(23.18)%	(13.57)%	14.46%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	1.25%	1.25%[4]
Expenses, excluding reimbursement/waiver	2.77%	3.76%	5.84%[4]
Net investment income, including reimbursement/waiver	0.43%	0.35%	0.14%[4]
Portfolio turnover rate	121%	90%	54%[3]
Net Assets at the end of period (000’s omitted)	$3,695	$2,400	$2,508

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Advisor Shares
	For the Years Ended June 30,		For the Period October 24, 2006[1] through June 30, 2007
	2009	2008
Net Asset Value — Beginning of Period	$9.65	$11.43	$10.00

Investment operations:
Net investment income[2]	0.03	0.03	0.02
Net realized and unrealized gain (loss) on investments	(2.27)	(1.57)	1.43

Total from investment operations	(2.24)	(1.54)	1.45

Distributions to shareholders:
From net investment income	(0.02)	(0.02)	(0.01)
From net realized gains on investments	—	(0.22)	(0.01)

Total distributions to shareholders	(0.02)	(0.24)	(0.02)

Net Asset Value — End of Period	$7.39	$9.65	$11.43

Total Return	(23.15)%	(13.55)%	14.45%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%	1.25%	1.25%[4]
Expenses, excluding reimbursement/waiver	3.24%	4.28%	6.40%[4]
Net investment income, including reimbursement/waiver	0.36%	0.32%	0.21%[4]
Portfolio turnover rate	121%	90%	54%[3]
Net Assets at the end of period (000’s omitted)	$19	$25	$29

[1]	Inception of Advisor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	130/30 Value Fund — Investor Shares
	For the Year Ended June 30, 2009	For the Period December 31, 2007[1] through June 30, 2008
Net Asset Value — Beginning of Period	$9.17	$10.00

Investment operations:
Net investment loss[2]	— [3]	(0.01)
Net realized and unrealized loss on investments	(2.17)	(0.82)

Total from investment operations	(2.17)	(0.83)

Net Asset Value — End of Period	$7.00	$9.17

Total Return	(23.66)%	(8.30)%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	2.36%	2.82%[5]
Expenses, including reimbursement/waiver (excluding interest expense)	2.00%	2.00%[5]
Expenses, excluding reimbursement/waiver	4.01%	5.34%[5]
Net investment loss, including reimbursement/waiver	—%[6]	(0.26%)[5]
Portfolio turnover rate	192%	72%[4]
Net Assets at the end of period (000’s omitted)	$2,465	$3,837

[1]	Inception of Investor Share class.

[2]	The net investment loss per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

[6]	Amount represents less than 0.005%.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	130/30 Value Fund — Institutional Shares
	For the Year Ended June 30, 2009	For the Period December 31, 2007[1] through June 30, 2008
Net Asset Value — Beginning of Period	$9.18	$10.00

Investment operations:
Net investment income[2]	0.02	— [3]
Net realized and unrealized loss on investments	(2.18)	(0.82)

Total from investment operations	(2.16)	(0.82)

Net Asset Value — End of Period	$7.02	$9.18

Total Return	(23.53)%	(8.20)%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	2.11%	2.60%[5]
Expenses, including reimbursement/waiver (excluding interest expense)	1.75%	1.75%[5]
Expenses, excluding reimbursement/waiver	3.80%	5.11%[5]
Net investment income (loss), including reimbursement/waiver	0.24%	—%[5,6]
Portfolio turnover rate	192%	72%[4]
Net Assets at the end of period (000’s omitted)	$4,084	$5,954

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

[6]	Amount represents less than 0.005%.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

Global Opportunity Fund — Investor Shares
For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment income[2]	0.06
Net realized and unrealized gain on investments and foreign currency	1.62

Total from investment operations	1.68

Net Asset Value — End of Period	$11.68
Total Return	16.80%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[4]
Expenses, excluding reimbursement/waiver	12.69%[4]
Net investment income, including reimbursement/waiver	1.21%[4]
Portfolio turnover rate	94%[3]
Net Assets at the end of period (000’s omitted)	$933

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

Global Opportunity Fund — Institutional Shares
For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment income[2]	0.07
Net realized and unrealized gain on investments and foreign currency	1.63

Total from investment operations	1.70

Net Asset Value — End of Period	$11.70

Total Return	17.00%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[4]
Expenses, excluding reimbursement/waiver	12.48%[4]
Net investment income, including reimbursement/waiver	1.46%[4]
Portfolio turnover rate	94%[3]
Net Assets at the end of period (000’s omitted)	$1,374

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

International Opportunity Fund — Investor Shares
For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment income[2]	0.13
Net realized and unrealized gain on investments and foreign currency	1.30

Total from investment operations	1.43

Net Asset Value — End of Period	$11.43

Total Return	14.30%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[4]
Expenses, excluding reimbursement/waiver	12.88%[4]
Net investment income, including reimbursement/waiver	2.73%[4]
Portfolio turnover rate	121%[3]
Net Assets at the end of period (000’s omitted)	$981

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

International Opportunity Fund — Institutional Shares
For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$10.00

Investment operations:
Net investment income[2]	0.15
Net realized and unrealized gain on investments and foreign currency	1.30

Total from investment operations	1.45

Net Asset Value — End of Period	$11.45

Total Return	14.50%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[4]
Expenses, excluding reimbursement/waiver	12.63%[4]
Net investment income, including reimbursement/waiver	2.98%[4]
Portfolio turnover rate	121%[3]
Net Assets at the end of period (000’s omitted)	$2,185

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — June 30, 2009

1.	Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”), CRM 130/30 Value Fund (“130/30 Value Fund”), CRM Global Opportunity Fund (“Global Opportunity Fund”) and CRM International Opportunity Fund (“International Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”) are series of CRM Mutual Fund Trust (the “Trust”). The Global Opportunity Fund and the International Opportunity Fund commenced operations on December 31, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. The Large Cap Opportunity Fund and All Cap Value Fund also offer Advisor Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Advisor Shares are available to all investors and are subject to a Rule 12b-1 distribution and shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities and securities sold short based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities and securities sold short, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost. A Fund’s currency valuations, if any, are also done at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Funds may use fair value

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NOTES TO FINANCIAL STATEMENTS — June 30, 2009 (Continued)

methodologies if it is determined that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Global Opportunity Fund and International Opportunity Fund use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ investments as of June 30, 2009 is included with each Fund’s Schedule of Investments.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchanges rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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NOTES TO FINANCIAL STATEMENTS — June 30, 2009 (Continued)

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify or to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for income tax is required in each of the Fund’s financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Funds based on relative net assets.

Securities Sold Short (Short Sales). 130/30 Value Fund engages in short sales (selling securities it does not own in anticipation of a decline in the market value of the security) as part of its normal investment activities. The short sales are collateralized by cash deposits and securities. The collateral required is determined daily by reference to the market value of the short positions. The Fund is subject to risk of loss if the applicable counterparty broker were to fail to perform its obligations under the contractual terms. Dividend expense on securities sold short is recorded on the ex-dividend date and is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

The Fund intends to maintain an approximate net 100% long exposure (long market value minus short market value) to the equity market. The Fund will normally seek to hold long positions in equity and equity related securities equal in value to approximately 130% of the Fund’s net assets and short positions equal in value to approximately 30% of the Fund’s net assets. During the year ended June 30, 2009, the Fund utilized (borrowed) the cash proceeds from short sales to purchase additional securities and recorded interest expense on a daily basis at a variable rate in accordance with terms of its agreement with the broker. During the year ended June 30, 2009, the average balance borrowed was $1,495,702 at a weighted average interest rate of 1.74% .

Leverage occurs when a fund increases its assets available for investment using borrowings or similar transactions. Borrowing and other transactions used for leverage may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow or engage in such transactions. This is because leverage tends to

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NOTES TO FINANCIAL STATEMENTS — June 30, 2009 (Continued)

magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Leverage thus creates the potential for greater gains, but also greater losses. To repay such obligations, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Advisory Fees and Other Transactions with Affiliates. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets. For its advisory services to the 130/30 Value Fund, CRM receives 1.25% of the Fund’s average daily net assets. For its advisory services to the Global Opportunity Fund and the International Opportunity Fund, CRM receives 0.90% for the first $2 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees and reimburse certain operating expenses of each Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) (i) with respect to Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.50%, 1.25% and 1.75% of average daily net assets for the Investor Class, Institutional Class and Advisor Class, respectively, and (ii) with respect to 130/30 Value Fund, in an amount that will limit annual operating expenses to not more than 2.00% and 1.75% of average daily net assets for the Investor Class and Institutional Class, respectively. These undertakings will remain in place until November 1, 2010. From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. CRM has voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35% and 1.10% for the Investor Class and Institutional Class, respectively; and the expense ratio of Large Cap Opportunity Fund not to exceed 1.40%, 1.15% and 1.65% for the Investor Class, Institutional Class and Advisor Class, respectively. These voluntary caps may be increased or terminated at any time.

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NOTES TO FINANCIAL STATEMENTS — June 30, 2009 (Continued)

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $50,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Distribution Fees. The Board has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act authorizing each Fund to pay fees for the sale and distribution of its Advisor Shares, and for services provided to Advisor Shares shareholders to maintain shareholder accounts. Under the Distribution Plan, each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the Fund’s average daily net assets attributable to its Advisor Shares. Currently, only the Large Cap Opportunity Fund and All Cap Value Fund offer Advisor Shares. No fees were paid under the Distribution Plan for the year ended June 30, 2009.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the Intermediaries. In some cases, where the sub-transfer agency fees of an Intermediary are greater than the amounts paid to CRM by the Funds for that Intermediary, CRM will pay the balance of those fees itself.

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NOTES TO FINANCIAL STATEMENTS — June 30, 2009 (Continued)

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the fiscal year ended June 30, 2009, were as follows:

	Purchases	Sales
Small Cap Value Fund	$423,241,061	$384,968,556
Small/Mid Cap Value Fund	304,153,863	254,360,761
Mid Cap Value Fund	3,353,221,290	3,404,928,678
Large Cap Opportunity Fund	88,909,205	66,263,311
All Cap Value Fund	11,897,423	9,187,601
130/30 Value Fund	16,516,802	17,214,131
Global Opportunity Fund	3,720,324	1,815,746
International Opportunity Fund	5,199,391	2,387,021

	Short Sales	Purchases to Cover Shorts
130/30 Value Fund	$9,346,856	$8,757,840

5.	Securities Lending Agreement. The Funds, except for the 130/30 Value Fund, may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested through an investment vehicle managed by BlackRock Capital Management in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

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NOTES TO FINANCIAL STATEMENTS — June 30, 2009 (Continued)

6.	Capital Share Transactions. Transactions in shares of capital stock for the year ended June 30, 2009 and the year ended June 30, 2008 were as follows:

	For the Year Ended June 30, 2009			For the Year Ended June 30, 2008
	Investor Shares	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares	Advisor Shares
Small Cap Value Fund
Sold	1,682,193	6,532,781	—	873,804	3,345,748	—
Issued on reinvestment of distributions	36,065	161,324	—	1,513,357	3,394,750	—
Redeemed	(2,528,210)	(3,910,922)	—	(2,297,084)	(8,083,594)	—

Net increase (decrease)	(809,952)	2,783,183	—	90,077	(1,343,096)	—

Small/Mid Cap Value Fund
Sold	4,412,331	13,457,370	—	7,481,892	12,875,117	—
Issued on reinvestment of distributions	6,813	117,538	—	317,352	322,566	—
Redeemed	(5,885,967)	(3,857,384)	—	(3,655,734)	(1,492,095)	(1,895)

Net increase (decrease)	(1,466,823)	9,717,524	—	4,143,510	11,705,588	(1,895)

Mid Cap Value Fund
Sold	30,170,454	30,076,565	—	18,890,108	32,223,047	—
Issued on reinvestment of distributions	780,736	963,431	—	5,653,448	8,397,012	—
Redeemed	(23,723,796)	(48,259,758)	—	(16,208,723)	(20,679,248)	—

Net increase (decrease)	7,227,394	(17,219,762)	—	8,334,833	19,940,811	—

Large Cap Opportunity Fund
Sold	780,774	3,320,807	—	225,020	539,804	—
Issued on reinvestment of distributions	8,808	19,981	20	125,945	154,162	151
Redeemed	(487,761)	(713,286)	—	(349,491)	(559,927)	—

Net increase	301,821	2,627,502	20	1,474	134,039	151

All Cap Value Fund
Sold	99,711	333,181	13	236,029	96,374	—
Issued on reinvestment of distributions	—	1,844	9	11,587	5,257	60
Redeemed	(58,841)	(83,458)	—	(32,772)	(72,335)	—

Net increase	40,870	251,567	22	214,844	29,296	60

130/30 Value Fund[1]
Sold	56,672	196,226	—	434,008	701,589	—
Issued on reinvestment of distributions	—	—	—	—	—	—
Redeemed	(123,056)	(262,973)	—	(15,609)	(53,164)	—

Net increase (decrease)	(66,384)	(66,747)	—	418,399	648,425	—

Global Opportunity Fund[2]
Sold	79,838	117,500	—	—	—	—
Issued on reinvestment of distributions	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—

Net increase (decrease)	79,838	117,500	—	—	—	—

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NOTES TO FINANCIAL STATEMENTS — June 30, 2009 (Continued)

	For the Year Ended June 30, 2009			For the Year Ended June 30, 2008
	Investor Shares	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares	Advisor Shares
International Opportunity Fund[2]
Sold	85,855	190,918	—	—	—	—
Issued on reinvestment of distributions	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—

Net increase (decrease)	85,855	190,918	—	—	—	—

[1]	Commenced operations on December 31, 2007.

[2]	Commenced operations on December 31, 2008.

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

At June 30, 2009, the following reclassifications were made within the capital accounts to reflect permanent differences relating to currency gains and losses, tax character of dividends received, capitalized dividends on short sales, in-kind redemptions and non-deductible expenses:

	Paid-in Capital	Undistributed Net Investment Income (accumulated loss)	Accumulated net realized loss on investments
Mid Cap Value Fund	$(68,655,217)	$(1,294,020)	$69,949,237
Large Cap Opportunity Fund	—	(2,970)	2,970
All Cap Value Fund	—	(1,152)	1,152
130/30 Value Fund	(104)	2,629	(2,525)
Global Opportunity Fund	—	(9,393)	9,393
International Opportunity Fund	—	(12,065)	12,065

The tax character of distributions paid during the fiscal years ended June 30, 2009 and June 30, 2008 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund
Year ended June 30, 2009
Ordinary income	$1,775,006	$1,675,946	$37,726,682	$337,294	$12,789
Return of capital	1,191,925	—	—	—	—

Total distributions	$2,966,931	$1,675,946	$37,726,682	$337,294	$12,789

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NOTES TO FINANCIAL STATEMENTS — June 30, 2009 (Continued)

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund
Year ended June 30, 2008
Ordinary income	$25,978,924	$4,929,540	$244,666,174	$2,408,685	$170,202
Long-term capital gains	78,012,033	4,173,749	205,801,930	860,144	21,040

Total distributions	$103,990,957	$9,103,289	$450,468,104	$3,268,829	$191,242

The components of accumulated earnings (deficit) on a tax basis as of June 30, 2009 were as follows:

	Undistributed ordinary income	Capital loss carry- forwards	Post- October capital losses†	Net unrealized appreciation (depreciation) on investments and foreign currency	Other temporary differences and foreign currency	Total accumulated earnings (deficit)
Small Cap Value Fund	$—	$(43,492,296)	$(93,793,321)	$10,707,560	$(1,504)	$(126,579,561)
Small/Mid Cap Value Fund	63,655	(26,580,772)	(45,474,793)	(8,530,703)	(217)	(80,522,830)
Mid Cap Value Fund	4,529,290	(297,652,949)	(541,000,638)	(97,456,508)	(8,166)	(931,588,971)
Large Cap Opportunity Fund	277,607	(4,430,621)	(9,067,654)	1,093,939	(100)	(12,126,829)
All Cap Value Fund	13,719	(1,133,593)	(2,075,139)	35,233	(13)	(3,159,793)
130/30 Value Fund	14,155	(898,037)	(2,098,144)	(394,342)	—	(3,376,368)
Global Opportunity Fund	3,747	(7,043)	—	333,941	—	330,645
International Opportunity Fund	15,417	(3,620)	—	268,045	—	279,842

†	Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended June 30, 2009, the above funds will defer post-October capital losses to the fiscal year ended June 30, 2010.

The differences between book basis and tax basis components of accumulated earnings (deficit) are primarily attributable to tax deferral of wash sales and deferred trustees’ fees.

For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. All of the above stated capital loss carryforwards will expire on June 30, 2017, except for 130/30 Value Fund, of which $214,734 will expire on June 30, 2016.

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NOTES TO FINANCIAL STATEMENTS — June 30, 2009 (Continued)

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund at June 30, 2009 was as follows (excluding securities sold short):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
Small Cap Value Fund	$464,371,833	$63,709,306	$(53,001,746)	$10,707,560
Small/Mid Cap Value Fund	268,705,303	19,213,950	(27,744,653)	(8,530,703)
Mid Cap Value Fund	3,147,778,624	250,821,511	(348,278,019)	(97,456,508)
Large Cap Opportunity Fund	57,448,766	3,825,452	(2,731,513)	1,093,939
All Cap Value Fund	8,378,131	844,616	(809,383)	35,233
130/30 Value Fund	8,119,900	442,776	(808,873)	(366,097)
Global Opportunity Fund	1,956,601	351,044	(17,235)	333,809
International Opportunity Fund	2,915,421	306,715	(37,661)	269,054

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.	Temporary Borrowing. Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. The Funds may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of June 30, 2009, or at any time during the fiscal year then ended.

10.	In Kind Redemption. During the year ended June 30, 2009, the CRM Mid Cap Value Fund distributed securities in lieu of cash for an Institutional Shares shareholder redemption. The respective shareholder received a pro-rata portion of Mid Cap Value Fund’s investments. The value of the redemption was as follows:

	Value of the redemption	Net Realized Loss included in Redemption	Shares Redeemed
Mid Cap Value Fund	$149,583,809	$(68,218,376)	8,063,817

11.	Subsequent Events. In May 2009, Statement of Financial Accounting Standards No. 165 (“SFAS 165”) regarding Subsequent Events was issued and is effective for interim or annual financial periods ending after June 15, 2009. SFAS 165 establishes general standards of accounting for and disclosure of events that occur after the financial statement date, but before the financial statements are issued. Management has evaluated the impact of all subsequent events on the Funds through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

CRM Funds

CRM FUNDS

REPORT OF INDEPENDENT

REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of CRM Mutual Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CRM Mutual Fund Trust (comprising, respectively, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM 130/30 Value Fund, CRM Global Opportunity Fund and CRM International Opportunity Fund) (the “Funds”) as of June 30, 2009, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein. We have also audited the statement of cash flows for the CRM 130/30 Value Fund for the year ended June 30, 2009. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting CRM Mutual Fund Trust at June 30, 2009, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein and the cash flows of the CRM 130/30 Value Fund for the year then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 26, 2009

CRM Funds

CRM FUNDS

TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2009, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of the ordinary income dividends (dividends from net investment income and short-term capital gains, if any) from the Funds qualifies for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, a percentage of the ordinary income dividends from the Funds qualifies for the dividends-received deduction.

The percentages of ordinary income dividends which qualify for the maximum tax rate of 15% (“Qualified Dividends”) and the dividends-received deduction are as follows:

	Qualified Dividends	Dividends Received Deduction
Small Cap Value Fund	100.0%	100.0%
Small/Mid Cap Value Fund	93.2%	93.5%
Mid Cap Value Fund	79.2%	79.4%
Large Cap Opportunity Fund	100.0%	99.3%
All Cap Value Fund	100.0%	100.0%

In January 2010, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2009, including any distributions paid between July 1, 2009 and December 31, 2009.

CRM Funds

CRM FUNDS

TRUSTEES AND OFFICERS

INTERESTED TRUSTEE

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
CARLOS A. LEAL, CPA, 43	Trustee, Treasurer and Chief Financial Officer	Since June 2005	Executive Vice President (since 2007), Secretary and Chief Financial Officer, CRM (since 1999); Chief Financial Officer and Secretary, CRM Alternatives, Inc. (investment management) (since 2001); Director and President, CRM U.S. Value Fund, Ltd. and CRM Windridge Fund, Ltd. (investment funds).	8	None

INDEPENDENT TRUSTEES

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
LOUIS FERRANTE, CFA, CPA, 49	Trustee	Since June 2005	Chief Operating Officer of Columbus Nova & Affiliates (private investment firm) (May 2006-December 2007); Private Investor (from January 2005-April 2006 and August 2007- present); Vice President and Co-Chief Investment Officer, Citigroup Pension Fund (financial services) (from 1998-2004).	8	None

CRM Funds

CRM FUNDS

TRUSTEES AND OFFICERS (Continued)

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
LOUIS KLEIN, JR., ESQ., 74	Trustee	Since June 2005	Self-employed financial consultant since 1991.	8	Trustee, Manville Personal Injury Settlement Trust (since 1991); Trustee, WT Mutual Fund (since June 1999); Trustee WT Investment Trust I (since 2000); WHX Corporation (industrial manufacturer).

CLEMENT C. MOORE, II, 64	Trustee	Since June 2005	Managing Partner, Mariemont Holdings (real estate) (since 1980); President, Kenwood Galleria (since 1980).	8	Trustee, WT Mutual Fund (1999-2006); Trustee, WT Investment Trust I (2000- 2006).

CRM Funds

CRM FUNDS

TRUSTEES AND OFFICERS (Continued)

OFFICERS

Name and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years
RONALD H. MCGLYNN, 66	President and Chief Executive Officer	Since June 2005	Chairman, Chief Executive Officer, CRM (Chairman since 2005, CEO since 1998); President and Chief Executive Officer, Cramer Rosenthal McGlynn, Inc. (investment management) (since 1996), CRM Investors, Inc. (investment management) (since 1990), and CRM Alternatives, Inc. (investment management) (since 2001); former President, CRM (from 1998-2005).	N/A	N/A

STEVEN A. YADEGARI, ESQ., 36	Secretary, Chief Legal Officer and Chief Compliance Officer	Since August 2005	Senior Vice President (since 2008), Chief Legal Officer and Chief Compliance Officer, CRM (since August 2005); Senior Associate, K & L Gates, LLP (law firm) (from January 2004- July 2005); Associate, Proskauer Rose, LLP (law firm) (from September 2002- January 2004).	N/A	N/A

CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

Statement of Additional Information

The Statement of Additional Information (“SAI”) for the Funds includes additional information about the Trustees and is available upon request, without charge, by calling 1-800-CRM-2883 or by visiting the Funds’ website at www.crmfunds.com.

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM

At meetings held on May 27, 2009, the Trustees Committee and Board of Trustees of the Trust (the “Board”) considered the approval of the continuance and renewal of the Investment Advisory Agreement between the Trust and CRM.

In determining whether to approve the continuance and renewal of the Investment Advisory Agreement, the Board, including all of the Independent Trustees, reviewed and considered, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and state law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; (2) reports based on information provided by Morningstar comparing the investment performance of each Fund to the performance of its applicable benchmark index and other mutual funds; and (3) a report based on information provided by Morningstar comparing each Fund’s investment advisory fee and gross and net expenses to those of other mutual funds. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the Funds; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management; (v) CRM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained with soft dollar commissions; (vi) the investment advisory fee arrangements with CRM and other advisory accounts with similar investment objectives and strategies managed by CRM; (vii) CRM’s compliance procedures; and (viii) an analysis of the profits of CRM related to its services to the Funds.

The Board, including all of the Independent Trustees, considered the following factors, none of which was determinative or controlling, and reached the following conclusions in determining whether to approve the continuance and renewal of the Investment Advisory Agreement:

Nature, Extent and Quality of Services Provided

The Board examined the nature, extent and quality of services provided by CRM to the Funds, and the quality, size and experience of CRM’s professional portfolio management team. The Board considered CRM’s investment approach and research process, including CRM’s capabilities and experience in the development and implementation of its proprietary value-oriented investment process. With respect to the Global Opportunity Fund and the International Opportunity Fund, the Board considered the experience of the Funds’ portfolio management team in managing mutual funds investing in securities of issuers located throughout the world. The Board also considered CRM’s compliance programs and compliance record, and the Board’s dealings with CRM. Based on the foregoing, the Board determined that it was satisfied with the nature, extent and quality of the services provided by CRM to the Funds.

Performance Information

In reaching its conclusions, the Board considered the investment performance of each Fund.

The Board considered CRM’s focus on achieving long-term performance in a manner consistent with each Fund’s investment objective and investment strategies, as well as CRM’s value-oriented investment philosophy. The Board also considered CRM’s commitment to maintain each Fund’s focus on its target market segment even when that segment may be out of favor, and noted that this distinguished CRM from some other investment

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

managers that may deviate from a fund’s target market segment in order to pursue short-term performance (including by investing in cash). The Board noted that although CRM’s focus on long-term performance and fidelity to each Fund’s target market segment might sometimes cause a Fund to perform not as well over some periods when compared to other mutual funds, CRM had achieved successful investment results for its clients over the longer term by remaining true to its investment approach despite periods of short-term underperformance. The Board considered the track record of CRM’s value-oriented investment philosophy and concluded that this, along with CRM’s focus on long-term performance and fidelity to each Fund’s target market segment, supported approval of the continuance of the Investment Advisory Agreement.

The Board also discussed the information presented in the Board materials which compared each Fund’s performance against a benchmark index and other mutual funds with similar investment objectives and strategies identified by CRM from data provided by Morningstar.

The Board considered the following factors in relation to the performance of particular Funds:

Small Cap Value Fund

The Board noted that the Small Cap Value Fund had outperformed its benchmark index for the year-to-date, three-year and five-year periods ended March 31, 2009, and since the Fund’s inception on October 1, 1995. The Board noted that the Fund ranked in the top quartile of funds with similar investment objectives and strategies for the one-year and three-year periods ended March 31, 2009 and ranked in the second quartile for the year-to-date and five-year periods ended March 31, 2009.

Small/Mid Cap Value Fund

The Board noted that the Small/Mid Cap Value Fund had outperformed its benchmark index for the year-to-date and three-year periods ended March 31, 2009, and since the Fund’s inception on September 1, 2004. The Board noted that the Fund ranked in the top quartile of funds with similar investment objectives and strategies for the year-to-date, one-year and three-year periods ended March 31, 2009.

Mid Cap Value Fund

The Board noted that the Mid Cap Value Fund had outperformed its benchmark index for the year-to-date, three-year and five-year periods ended March 31, 2009, and since the Fund’s inception on January 6, 1998. The Board noted that the Fund ranked in the top quartile of funds with similar investment objectives and strategies for the year-to-date, one-year, three-year and five-year periods ended March 31, 2009.

Large Cap Opportunity Fund

The Board noted that the Large Cap Opportunity Fund had outperformed its benchmark index for the year-to-date and three-year periods ended March 31, 2009, and since the Fund’s inception on December 1, 2005. The Board noted that the Fund ranked in the top quartile of funds with similar investment objectives and strategies for the year-to-date, one-year and three-year periods ended March 31, 2009.

All Cap Value Fund

The Board noted that the All Cap Value Fund had outperformed its benchmark index for the year-to-date period ended March 31, 2009, and since the Fund’s inception on October 24, 2006. The Board noted that the Fund

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

ranked in the top quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2009 and in the second quartile of funds with similar investment objectives and strategies for the one-year period ended March 31, 2009.

130/30 Value Fund

The Board noted that the 130/30 Value Fund had outperformed its benchmark index for the year-to-date period ended March 31, 2009, and since the Fund’s inception on December 31, 2007. The Board noted that the Fund ranked in the top quartile of funds with similar investment objectives and strategies for the year-to-date and one-year periods ended March 31, 2009.

Global Opportunity Fund and International Opportunity Fund

The Board noted that the Global Opportunity Fund and the International Opportunity Fund were newly-offered. The Board noted that each Fund had outperformed its benchmark index and ranked in the top quartile of funds with similar investment objectives and strategies for the year-to-date period ended March 31, 2009.

Conclusion as to Investment Performance

Based on the information presented, the Board determined that the investment performance of each Fund together with CRM’s experience in value investing supported approval of the continuance of the Investment Advisory Agreement with respect to each Fund.

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses paid by each class of each Fund.

The Board considered the extensive research and analysis conducted by CRM in order to identify compelling investment opportunities for the Funds. The Board noted that CRM relied heavily on its own proprietary research to successfully implement its value-oriented investment philosophy, and that the cost of preparing this research was significant. Accordingly, CRM’s reliance on this proprietary research might cause CRM’s research costs to exceed those of some other investment managers that largely rely upon research prepared by third parties, especially with larger cap companies, for which a good deal of third party research is available. The Board considered that CRM’s distinctive value-oriented investment philosophy had demonstrated its worth in the mutual fund context. The Board concluded that the costs of CRM’s proprietary research and the demonstrated long-term success of its distinctive investment philosophy may in some cases justify investment advisory fees that are higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies.

In addition, the Board compared the fees and expenses paid by each class of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund with the fees paid by institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund. The Board noted that the investment advisory fee paid by Small Cap Value Fund were lower than the management fees paid by institutional separate accounts managed by CRM in a similar investment strategy. The Board noted that the investment advisory fees paid by each of Small/Mid Cap Value Fund, Mid Cap Value

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Fund, Large Cap Opportunity Fund and All Cap Value Fund were generally higher than the management fee paid by the respective institutional separate accounts managed by CRM in a similar investment strategy to the applicable Fund. In comparing the fees paid by the Funds to the fees paid by institutional separate accounts, the Board considered the additional services provided to the Funds that CRM does not perform for its separate account clients, including oversight of compliance with 1940 Act requirements, oversight of third-party service providers, preparation of prospectuses and other disclosure documents and preparation of materials for quarterly Board meetings. The Board noted that CRM did not manage any other accounts in a similar investment strategy to that of 130/30 Value Fund, Global Opportunity Fund or International Opportunity Fund.

The Board also compared the fees and expenses paid by each class of each Fund with the fees and expenses paid by other mutual funds with similar investment objectives and strategies.

Small Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small Cap Value Fund was equal to the median advisory fee and lower than the average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of Small Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

Small/Mid Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for Small/Mid Cap Value Fund was comparable to the median advisory fee and lower than the average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Small/Mid Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Investor Shares of Small/Mid Cap Value Fund were lower than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies, lower than the median net expenses, and equal to the average net expenses paid by other mutual funds with similar investment objectives and strategies.

Mid Cap Value Fund

The Board noted that based on the information provided, the investment advisory fee for Mid Cap Value Fund was lower than the median and average advisory fee paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares and Investor Shares of Mid Cap Value Fund were lower than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Large Cap Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for Large Cap Opportunity Fund was higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the total annual operating expenses of Institutional Shares of Large Cap Opportunity Fund were lower than the average but higher than the median gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board also noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, and taking into account CRM’s voluntary waiver of a portion of its investment advisory fee, the net annual operating expenses of Institutional Shares were higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that, based on the information provided, the annual operating expenses of Investor Shares and Advisor Shares of Large Cap Opportunity Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, and CRM’s voluntary waiver of a portion of its investment advisory fee, were higher than the median and average gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board considered that the higher expense ratios for each class of shares of Large Cap Opportunity Fund were in large measure the result of having a higher than average investment advisory fee. The Board noted the small size and relatively recent launch of the Fund, and indicated that it would continue to monitor fees and expenses especially carefully as the Fund’s track record develops.

All Cap Value Fund

The Board noted that, based on the information provided, the investment advisory fee for All Cap Value Fund was higher than the median and average advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also noted that the advisory fee for All Cap Value Fund was higher than the advisory fees being paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, Global Opportunity Fund and International Opportunity Fund.

The Board noted that, based on the information provided, the annual operating expenses of each of Institutional Shares, Investor Shares and Advisor Shares of All Cap Value Fund, both before and after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross expenses and the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board considered that the higher net expense ratios for each class of shares of All Cap Value Fund were in large measure the result of having a higher than average investment advisory fee. The Board noted the small size and relatively recent launch of the Fund, and indicated that it would continue to monitor fees and expenses especially carefully as the Fund’s track record develops.

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

130/30 Value Fund

The Board noted that, based on the information provided, the investment advisory fee for 130/30 Value Fund was equal to the average and lower than the median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board considered that, unlike other mutual funds being managed utilizing a quantitative 130/30 investment strategy, CRM managed 130/30 Value Fund in a fundamental fashion, utilizing its proprietary research-driven value-oriented investment philosophy. The Board also noted that the advisory fee for 130/30 Value Fund was higher than the advisory fees being paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund. The Board considered the additional work and analysis required to identify investments for the short selling component of 130/30 Value Fund’s investment strategy, the participation of CRM’s most experienced investment personnel in managing 130/30 Value Fund, and the additional execution and risk management costs of managing 130/30 Value Fund utilizing its 130/30 value investment strategy as compared to CRM’s traditional long-only investment strategy, would support charging a higher than average investment advisory fee.

The Board noted that, based on the information provided, the total annual operating expenses of each of Institutional Shares and Investor Shares of 130/30 Value Fund were higher than the median and average gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts waived under a contractual expense limitation agreement between CRM and the Trust, the net annual operating expenses of Institutional Shares of the Fund were equal to the average and lower than the median net expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that the net annual operating expenses of Investor Shares of the Fund were higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted the small size and recent launch of 130/30 Value Fund, and indicated that it would continue to monitor fees and expenses especially carefully as the Fund’s track record develops.

Global Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for Global Opportunity Fund was equal to the median and somewhat higher than the average advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also noted that the advisory fee for Global Opportunity Fund was higher than the advisory fees being paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund. The Board considered that, unlike those funds, which invest primarily in securities of issuers located in the U.S., Global Opportunity Fund invests in securities of issuers located throughout the world, and that the research and analysis required to identify securities of non-U.S. issuers would support charging a higher than average investment advisory fee.

The Board noted that, based on the information provided, the estimated total annual operating expenses of Institutional Shares of Global Opportunity Fund were lower than the average, but higher than the median, gross expenses paid by other mutual funds with similar investment objectives and strategies. The Board noted that, after taking into account amounts proposed to be waived under a contractual expense limitation agreement between CRM and the Trust, the estimated net expenses of Institutional Shares of the Fund were higher than the median and average net expenses paid by other mutual funds with similar investment objectives and strategies.

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

The Board noted that, based on the information provided, the estimated annual operating expenses of Investor Shares of Global Opportunity Fund, both before and after taking into account amounts proposed to be waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the median and average gross and net total expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that Global Opportunity Fund was newly-offered, and that it would monitor fees and expenses especially carefully as the Fund’s track record develops.

International Opportunity Fund

The Board noted that, based on the information provided, the investment advisory fee for International Opportunity Fund was slightly higher than the average and median advisory fees paid by other mutual funds with similar investment objectives and strategies. The Board also noted that the advisory fee for International Opportunity Fund was higher than the advisory fees being paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund. The Board considered that, unlike those funds, which invest primarily in securities of issuers located in the U.S., International Opportunity Fund invests in securities of issuers located throughout the world, and that the research and analysis required to identify securities of non-U.S. issuers would support charging a higher than average investment advisory fee.

The Board noted that, based on the information provided, the estimated annual operating expenses of each of Institutional Shares and Investor Shares of International Opportunity Fund, both before and after taking into account amounts proposed to be waived under a contractual expense limitation agreement between CRM and the Trust, were higher than the gross and net expenses paid by other mutual funds with similar investment objectives and strategies.

The Board noted that Global Opportunity Fund was newly-offered, and that it would monitor fees and expenses especially carefully as the Fund’s track record develops.

Conclusion as to Fees and Expenses

In view of the costs of CRM’s proprietary research, the demonstrated long-term success of its value-oriented investment philosophy and the comparative fee and expense information presented at the meeting, the Board determined that the investment advisory fee paid by each Fund and the annual operating expenses of each class of each Fund was reasonable as compared to the fees paid by other mutual funds as presented in the materials and as compared to the management fee paid by institutional separate accounts managed by CRM in a similar investment strategy to that of the applicable Fund, and supported approval of the continuance of the Investment Advisory Agreement with respect to each Fund.

Economies of Scale

The Board considered whether economies of scale would be realized by CRM as each Fund’s assets increased, and the extent to which such economies of scale were reflected in the fees charged under the Investment Advisory Agreement. The Board noted that the Investment Advisory Agreement contains breakpoints that reduce the investment advisory fee rate paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING CONTINUANCE AND RENEWAL OF ADVISORY AGREEMENT WITH CRM (Continued)

Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund on assets above specified levels. The Board noted that the Mid Cap Value Fund had already reached sufficient size for the breakpoints to result in fee rate reductions. The Board concluded that the breakpoints were an effective way to share any economies of scale or other efficiencies with Fund shareholders as the Funds grow larger, and that the breakpoints in the fee schedule supported approval of the continuance of the Investment Advisory Agreement.

The Board noted that unlike the other Funds, the investment advisory fee for 130/30 Value Fund does not contain breakpoints that reduce the investment advisory fee rate on assets above specified levels. The Board determined that it would defer considering whether it would be appropriate to add breakpoints to the fee schedule of 130/30 Value Fund so as to enable Fund investors to share in the benefits of economies of scale as 130/30 Value Fund grows until 130/30 Value Fund has grown sufficiently to warrant such a discussion.

Profitability

The Board analyzed CRM’s profits in relation to the Funds and considered the methodology used by CRM in preparing the profitability information. The Board reviewed the financial results of CRM in relation to the Funds for the year ended December 31, 2008. The Board determined that, based on the information provided, the profit to CRM on the fees paid by the Funds was not excessive in view of the nature, quality and extent of services provided.

Other Benefits

The Board considered the other benefits which CRM receives from its relationship with the Funds. They noted that CRM acts as the shareholder servicing agent for Investor Shares of the Funds and receives fees under a shareholder service plan adopted under Rule 12b-1 under the 1940 Act in connection with the services CRM provides or arranges as the Funds’ shareholder servicing agent. The Board considered the fees received by CRM under the shareholder service plan, and the amounts paid by CRM to third party shareholder servicing agents. The Board noted that the amounts paid to the Funds’ third party shareholder servicing agents since the inception of the Trust exceeded the amounts paid by Investor Shares of the Funds to CRM under the shareholder servicing plan. The Board considered how CRM uses soft dollars and the ways in which it conducts portfolio transactions for the Funds and selects brokers. The Board determined that any other benefits derived by CRM from managing the Funds were reasonable and reflected in the fees under the Investment Advisory Agreement.

General Conclusion

Based on the foregoing considerations, the Board, including all of the Independent Trustees, determined that the terms of the Investment Advisory Agreement, including the fees payable thereunder, are fair and reasonable, and voted to approve the continuance and renewal of the Investment Advisory Agreement.

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING ADVISORY AGREEMENT WITH CRM WITH RESPECT TO GLOBAL OPPORTUNITY FUND AND INTERNATIONAL OPPORTUNITY FUND

At meetings held on December 9, 2008, the Trustees Committee and Board considered the approval of the Investment Advisory Agreement between the Trust and CRM with respect to Global Opportunity Fund and International Opportunity Fund.

In determining whether to approve the Investment Advisory Agreement with respect to Global Opportunity Fund and International Opportunity Fund, the Board, including all of the Independent Trustees, reviewed and considered, among other items: (1) a memorandum from counsel setting forth the Board’s fiduciary duties under the 1940 Act and Delaware law and the factors the Board should consider in its evaluation of the Investment Advisory Agreement; and (2) a report based on information provided by Morningstar comparing each Fund’s proposed advisory fee and anticipated expenses to those of other mutual funds investing in securities of issuers located throughout the world. The Board also discussed and considered, with the assistance of independent counsel, reports of and presentations by CRM that described: (i) the nature, extent and quality of CRM’s services provided to the other series of the Trust and proposed to be provided to Global Opportunity Fund and International Opportunity Fund; (ii) the experience and qualifications of the personnel providing those services; (iii) CRM’s investment philosophies and processes; (iv) CRM’s assets under management; (v) CRM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the proposed advisory fee arrangements with CRM; and (vii) CRM’s compliance procedures; and (viii) an analysis of the expected profits of CRM related to its proposed services to Global Opportunity Fund and International Opportunity Fund.

The Board, including all of the Independent Trustees, considered the following factors, none of which was determinative or controlling, and reached the following conclusions in determining whether to approve the Investment Advisory Agreement with respect to Global Opportunity Fund and International Opportunity Fund:

Nature, Extent and Quality of Services Provided

The Board examined the nature, extent and quality of services provided by CRM to the other series of the Trust, and the quality and size of CRM’s professional portfolio management team. The Board considered the proposed investment approach for each of Global Opportunity Fund and International Opportunity Fund and CRM’s research process with respect to each Fund. The Board considered the experience of the personnel who would provide investment management services to each Fund, and particularly the lead portfolio manager’s experience in managing other mutual funds investing in securities of issuers located throughout the world. The Board also considered CRM’s compliance programs and compliance record, and the Board’s dealings with CRM. Based on the foregoing, the Board determined that it was satisfied with the nature, extent and quality of the services proposed to be provided by CRM to Global Opportunity Fund and International Opportunity Fund.

Performance Information

The Board noted that Global Opportunity Fund and International Opportunity Fund were newly-offered and did not have a performance history. The Board also noted that no other series of the Trust invests primarily in securities of issuers located throughout the world. The Board considered the performance results provided at regular Board meetings for the other series of the Trust, and concluded that the investment performance of such other funds was satisfactory.

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING ADVISORY AGREEMENT WITH CRM WITH RESPECT TO GLOBAL OPPORTUNITY FUND AND INTERNATIONAL OPPORTUNITY FUND (Continued)

Fees and Expenses

In reaching its conclusions, the Board considered the fees and expenses to be paid by each class of each of Global Opportunity Fund and International Opportunity Fund.

The Board considered the extensive research and analysis CRM proposed to conduct in order to identify compelling investment opportunities for Global Opportunity Fund and International Opportunity Fund. The Board noted that CRM relied heavily on its own proprietary research to successfully implement its investment philosophy, and that the cost of preparing this research was significant. Accordingly, CRM’s reliance on this proprietary research might cause CRM’s research costs to exceed those of some other investment managers that largely rely upon research prepared by third parties. The Board concluded that the costs of CRM’s proprietary research may justify an investment advisory fee that is higher than the median advisory fees paid by other mutual funds with similar investment objectives and strategies.

The Board also compared the fees and expenses paid by each class of each of Global Opportunity Fund and International Opportunity Fund with the fees and expenses paid by other mutual funds investing in securities of issuers located throughout the world.

The Board noted that, based on the information provided, the proposed investment advisory fee for each of Global Opportunity Fund and International Opportunity Fund was somewhat higher than the median and average advisory fees paid by other mutual funds investing in securities of issuers located throughout the world. The Board also noted that the proposed advisory fee for each of Global Opportunity Fund and International Opportunity Fund was higher than the advisory fees being paid by Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund and All Cap Value Fund. The Board considered that, unlike those funds, which invest primarily in securities of issuers located in the U.S., Global Opportunity Fund and International Opportunity Fund each would invest in securities of issuers located throughout the world, and that the research and analysis required to identify securities of non-U.S. issuers would support charging a higher than average investment advisory fee.

The Board noted that, based on the information provided, the estimated annual operating expenses of each of Institutional Shares and Investor Shares of each of Global Opportunity Fund and International Opportunity Fund, both before and after taking into account amounts proposed to be waived under a contractual expense limitation agreement between CRM and the Trust, were somewhat higher than the gross and net expenses paid by other mutual funds investing in securities of issuers located throughout the world. The Board considered that the higher net expense ratios for each class of shares of Global Opportunity Fund were in large measure the result of having a higher than average investment advisory fee.

In view of the costs of CRM’s proprietary research and the comparative fee and expense information presented at the meeting, the Board determined that the proposed investment advisory fee for each of Global Opportunity Fund and International Opportunity Fund and the estimated annual operating expenses of each class of each of Global Opportunity Fund and International Opportunity Fund were reasonable as compared to the fees paid by other mutual funds as presented in the materials, and supported approval of the Investment Advisory Agreement with respect to Global Opportunity Fund and International Opportunity Fund.

CRM Funds

DISCUSSION OF BOARD CONSIDERATIONS IN APPROVING ADVISORY AGREEMENT WITH CRM WITH RESPECT TO GLOBAL OPPORTUNITY FUND AND INTERNATIONAL OPPORTUNITY FUND (Continued)

Economies of Scale

The Board considered whether economies of scale would be realized by CRM as the assets of each of Global Opportunity Fund and International Opportunity Fund increase, and the extent to which such economies of scale were reflected in the fees proposed under the Investment Advisory Agreement. The Board noted that the Investment Advisory Agreement contains breakpoints that reduce the investment advisory fee rate paid by each Fund on assets above specified levels. The Board concluded that the breakpoints were an effective way to share any economies of scale or other efficiencies with Fund shareholders as the Funds grow larger, and that the breakpoints in the fee schedule supported approval of the Investment Advisory Agreement with respect to Global Opportunity Fund and International Opportunity Fund.

Profitability

The Board analyzed CRM’s expected profits in relation to each of Global Opportunity Fund and International Opportunity Fund and considered the methodology used by CRM in preparing the profitability information. The Board determined that, based on the information provided, the expected profit to CRM on the fees paid by Global Opportunity Fund and International Opportunity Fund was not excessive in view of the nature, quality and extent of services to be provided.

Other Benefits

The Board considered the other benefits which CRM may receive from its relationship with Global Opportunity Fund and International Opportunity Fund. They noted that it was proposed that CRM act as the shareholder servicing agent for Investor Shares of each Fund and receive fees under a shareholder service plan adopted under Rule 12b-1 under the 1940 Act in connection with the services CRM provides or arranges as each Fund’s shareholder servicing agent. The Board considered the fees anticipated to be received by CRM under the shareholder service plan, and the amounts anticipated to be paid by CRM to third party shareholder servicing agents. The Board noted that the amounts paid to the third party shareholder servicing agents of the other series of the Trust since the inception of the Trust exceeded the shareholder servicing fees paid by Investor Shares of such portfolios to CRM under the shareholder servicing plan and that CRM expected this to be the case for Global Opportunity Fund and International Opportunity Fund as well. The Board considered how CRM uses soft dollars and the ways in which it proposes to conduct portfolio transactions and select brokers for each Fund. The Board determined that any other benefits to be derived by CRM from managing Global Opportunity Fund and International Opportunity Fund were reasonable and reflected in the fees under the Investment Advisory Agreement.

General Conclusion

Based on the foregoing considerations, the Board, including all of the Independent Trustees, determined that the terms of the Investment Advisory Agreement, including the proposed fees payable thereunder, were fair and reasonable, and voted to approve the Investment Advisory Agreement with respect to Global Opportunity Fund and International Opportunity Fund.

CRM Funds

TRUSTEES

Louis Ferrante, CFA, CPA

Louis Klein, Jr., Esq.

Carlos A. Leal, CPA

Clement C. Moore, II

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, 20th Floor

New York, NY 10022

ADMINISTRATOR

PNC Global Investment Servicing (U.S.), Inc.

301 Bellevue Parkway

Wilmington, DE 19809

LEGAL COUNSEL

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Investor Information:

800-CRM-2883

www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

ANNUAL REPORT

JUNE 30, 2009

CRM SMALL CAP VALUE FUND

CRM SMALL/MID CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM LARGE CAP OPPORTUNITY FUND

CRM ALL CAP VALUE FUND

CRM 130/30 VALUE FUND

CRM GLOBAL OPPORTUNITY FUND

CRM INTERNATIONAL OPPORTUNITY FUND

Item 2.	Code of Ethics.

As of June 30, 2009, the Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive and Principal Financial Officers. For the fiscal year ended June 30, 2009, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Trustees Committee. The audit committee financial expert serving on the Registrant’s Trustees Committee is Louis Ferrante, CFA, CPA, who is “independent,” as defined in Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended June 30, 2009 and 2008 were $189,300 and $158,500, respectively.

Audit-Related Fees

(b)	There were no fees billed during the fiscal years ended June 30, 2009 and June 30, 2008 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2009 and 2008 were $28,200 and $24,725, respectively. These fees related to services consisting of the review of U.S. federal income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)	There were no other fees billed during the fiscal years ended June 30, 2009 and June 30, 2008 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The Trustees Committee of the Board of Trustees of the Registrant is required to pre-approve the engagement of independent accountants to (i) conduct the annual audit of the series of the Registrant (the “Funds”) and provide their opinion of the Funds’ financial statements, (ii) provide (a) any audit services to the Funds in addition to those described in clause (i) above and (b) non-audit services to the Funds, Cramer Rosenthal McGlynn, LLC (“CRM”) or any entity controlling, controlled by, or under common control with CRM that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. Accordingly, the Registrant’s Trustees Committee pre-approves all audit and non-audit services to be performed by the Registrant’s independent accountant before the accountant is engaged by the Registrant to perform such services.

(e)(2)	There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Trustees Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Trustees Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant the fiscal years ended June 30, 2009 and 2008 were $30,200 and $24,725, respectively.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics for the Registrant’s Principal Executive and Principal Financial Officers described in Item 2 is attached hereto.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn,
President and Chief Executive Officer (Principal Executive Officer)

Date August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date August 31, 2009

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date August 27, 2009

*	Print the name and title of each signing officer under his or her signature.